PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (Unaudited)
1
Voya Intermediate Bond Portfolio
zz
Principal
Amount† RA Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: 23.0%
Basic Materials: 0.2%
414,000
(1)
Anglo American
Capital PLC, 5.500%,
05/02/2033 $ 416,085
0.1
368,000  BHP Billiton Finance
USA Ltd., 5.125%,
02/21/2032 372,124
0.0
27,000
(1)(2)
Glencore Funding LLC,
5.893%,
04/04/2054 26,330
0.0
440,000  Nucor Corp., 5.100%,
06/01/2035 434,043
0.1
221,000  Nutrien Ltd., 2.950%,
05/13/2030 202,352
0.0
19,000  Nutrien Ltd., 5.875%,
12/01/2036 19,600
0.0
4,000  Nutrien Ltd., 5.950%,
11/07/2025 4,031
0.0
371,000  Rio Tinto Finance
USA PLC, 5.000%,
03/14/2032 372,802
0.0
389,000  Steel Dynamics, Inc.,
1.650%,
10/15/2027 361,934
0.0
2,209,301
0.2
Communications: 1.6%
161,000  Amazon.com, Inc.,
2.100%,
05/12/2031 140,397
0.0
161,000  AT&T, Inc., 3.550%,
09/15/2055 109,196
0.0
164,000  AT&T, Inc., 3.650%,
09/15/2059 110,696
0.0
106,000  AT&T, Inc., 3.800%,
12/01/2057 74,473
0.0
263,000  AT&T, Inc., 4.900%,
08/15/2037 251,104
0.0
259,000  Charter
Communications
Operating LLC / Charter
Communications
Operating Capital,
2.250%,
01/15/2029 233,339
0.0
96,000  Charter
Communications
Operating LLC / Charter
Communications
Operating Capital,
4.400%,
12/01/2061 63,797
0.0
180,000  Charter
Communications
Operating LLC / Charter
Communications
Operating Capital,
4.800%,
03/01/2050 135,795
0.0
253,000  Charter
Communications
Operating LLC / Charter
Communications
Operating Capital,
5.250%,
04/01/2053 204,583
0.0
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Communications: (continued)
482,000  Charter
Communications
Operating LLC / Charter
Communications
Operating Capital,
6.100%,
06/01/2029 $ 497,863
0.1
219,000  Charter
Communications
Operating LLC / Charter
Communications
Operating Capital,
6.550%,
06/01/2034 225,401
0.0
380,000  Cisco Systems, Inc.,
4.950%,
02/26/2031 387,721
0.1
526,000  Cisco Systems, Inc.,
4.950%,
02/24/2032 533,498
0.1
115,000  Cisco Systems, Inc.,
5.100%,
02/24/2035 116,623
0.0
421,000  Cisco Systems, Inc.,
5.500%,
02/24/2055 424,176
0.1
134,000  Comcast Corp.,
1.500%,
02/15/2031 112,026
0.0
125,000  Comcast Corp.,
1.950%,
01/15/2031 107,316
0.0
346,000  Comcast Corp.,
2.650%,
02/01/2030 316,864
0.0
70,000  Comcast Corp.,
3.200%,
07/15/2036 57,896
0.0
75,000  Comcast Corp.,
3.900%,
03/01/2038 64,407
0.0
121,000  Comcast Corp.,
5.300%,
06/01/2034 123,068
0.0
127,000  Comcast Corp.,
5.500%,
05/15/2064 119,370
0.0
133,000  Comcast Corp.,
5.650%,
06/01/2054 130,337
0.0
262,000  Discovery
Communications LLC,
3.625%,
05/15/2030 235,789
0.0
307,000  Expedia Group, Inc.,
5.400%,
02/15/2035 305,970
0.0
323,000  Meta Platforms, Inc.,
4.750%,
08/15/2034 320,827
0.1
1,100,000  Meta Platforms, Inc.,
5.400%,
08/15/2054 1,078,568
0.1
806,000  Meta Platforms, Inc.,
5.550%,
08/15/2064 793,649
0.1
230,000  Motorola Solutions, Inc.,
5.000%,
04/15/2029 232,498
0.0
200,000
(1)
NBN Co. Ltd., 1.450%,
05/05/2026 193,757
0.0
213,000
(1)
NBN Co. Ltd., 1.625%,
01/08/2027 203,099
0.0
200,000
(1)
NBN Co. Ltd., 2.500%,
01/08/2032 172,362
0.0
315,000
(1)
NBN Co. Ltd., 6.000%,
10/06/2033 337,704
0.1
382,000  Netflix, Inc., 5.875%,
11/15/2028 399,642
0.1

PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (Unaudited) (continued)

Voya Intermediate Bond Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Communications: (continued)
47,000  Orange SA, 9.000%,
03/01/2031 $ 56,814
0.0
45,000
(2)
Paramount Global,
4.950%,
05/19/2050 34,560
0.0
589,000  Sprint Capital Corp.,
6.875%,
11/15/2028 629,000
0.1
489,000  Sprint Capital Corp.,
8.750%,
03/15/2032 588,361
0.1
91,000  Time Warner Cable
LLC, 5.500%,
09/01/2041 78,996
0.0
133,000  Time Warner Cable
LLC, 5.875%,
11/15/2040 122,050
0.0
179,000  T-Mobile USA, Inc.,
2.050%,
02/15/2028 167,220
0.0
23,000  T-Mobile USA, Inc.,
2.550%,
02/15/2031 20,283
0.0
235,000  T-Mobile USA, Inc.,
2.625%,
02/15/2029 217,740
0.0
55,000  T-Mobile USA, Inc.,
2.875%,
02/15/2031 49,291
0.0
66,000  T-Mobile USA, Inc.,
3.000%,
02/15/2041 47,913
0.0
53,000  T-Mobile USA, Inc.,
3.375%,
04/15/2029 50,393
0.0
442,000  T-Mobile USA, Inc.,
3.500%,
04/15/2031 409,152
0.1
67,000  T-Mobile USA, Inc.,
3.875%,
04/15/2030 64,250
0.0
134,000  T-Mobile USA, Inc.,
4.375%,
04/15/2040 118,014
0.0
334,000
(2)
T-Mobile USA, Inc.,
5.300%,
05/15/2035 335,929
0.1
318,000  T-Mobile USA, Inc.,
5.875%,
11/15/2055 320,363
0.1
338,000  Uber Technologies, Inc.,
4.300%,
01/15/2030 332,274
0.1
616,000
(1)
Uber Technologies, Inc.,
4.500%,
08/15/2029 606,279
0.1
330,000  Uber Technologies, Inc.,
5.350%,
09/15/2054 308,616
0.0
172,000  Verizon
Communications, Inc.,
1.750%,
01/20/2031 145,489
0.0
221,000  Verizon
Communications, Inc.,
2.355%,
03/15/2032 187,079
0.0
170,000  Verizon
Communications, Inc.,
2.550%,
03/21/2031 149,847
0.0
265,000  Verizon
Communications, Inc.,
4.400%,
11/01/2034 250,402
0.0
165,000  Verizon
Communications, Inc.,
4.812%,
03/15/2039 154,183
0.0
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Communications: (continued)
278,000  Vodafone Group PLC,
5.875%,
06/28/2064 $ 266,799
0.0
14,525,108
1.6
Consumer, Cyclical: 2.1%
24,665  American Airlines
Pass Through Trust
2015-2, AA, 3.600%,
03/22/2029 23,921
0.0
187,013  American Airlines Pass
Through Trust 2016-1,
A, 4.100%,
07/15/2029 181,280
0.0
8,935  American Airlines
Pass Through Trust
2016-1, AA, 3.575%,
07/15/2029 8,650
0.0
496,046  American Airlines
Pass Through Trust
2016-2, AA, 3.200%,
12/15/2029 473,115
0.1
444,021  American Airlines Pass
Through Trust 2016-3,
A, 3.250%,
04/15/2030 415,300
0.1
11,837  American Airlines
Pass Through Trust
2016-3, AA, 3.000%,
04/15/2030 11,194
0.0
431,057  American Airlines
Pass Through Trust
2017-2, AA, 3.350%,
04/15/2031 409,532
0.1
296,000  American Honda
Finance Corp., 4.700%,
01/12/2028 297,576
0.0
210,000  American Honda
Finance Corp., 5.650%,
11/15/2028 217,322
0.0
442,000  American Honda
Finance Corp., GMTN,
4.850%,
10/23/2031 440,149
0.1
139,000  AutoZone, Inc., 6.250%,
11/01/2028 146,335
0.0
218,000
(1)
BMW US Capital LLC,
5.050%,
03/21/2030 219,229
0.0
389,000
(1)
BMW US Capital LLC,
5.400%,
03/21/2035 385,686
0.1
230,000
(2)
BorgWarner, Inc.,
5.400%,
08/15/2034 227,639
0.0
154,661
(1)
Delta Air Lines, Inc.
/ SkyMiles IP Ltd.,
4.750%,
10/20/2028 154,066
0.0
395,000
(1)
Denso Corp., 4.420%,
09/11/2029 392,794
0.1
373,000  Ford Motor Credit
Co. LLC, 3.625%,
06/17/2031 321,047
0.0
825,000  Ford Motor Credit
Co. LLC, 4.000%,
11/13/2030 739,036
0.1

PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (Unaudited) (continued)

Voya Intermediate Bond Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Consumer, Cyclical: (continued)
611,000  Ford Motor Credit
Co. LLC, 4.125%,
08/17/2027 $ 590,418
0.1
32,000  General Motors Co.,
6.125%,
10/01/2025 32,165
0.0
123,000  General Motors Co.,
6.250%,
10/02/2043 118,438
0.0
423,000  General Motors
Financial Co., Inc.,
2.350%,
01/08/2031 358,184
0.0
1,340,000
(2)
General Motors
Financial Co., Inc.,
4.900%,
10/06/2029 1,318,763
0.2
1,149,000  General Motors
Financial Co., Inc.,
5.550%,
07/15/2029 1,158,527
0.1
464,000
(2)
General Motors
Financial Co., Inc.,
5.900%,
01/07/2035 459,815
0.1
105,000  General Motors
Financial Co., Inc.,
6.100%,
01/07/2034 105,500
0.0
259,000  Genuine Parts Co.,
4.950%,
08/15/2029 259,947
0.0
159,000  Hyatt Hotels Corp.,
5.250%,
06/30/2029 160,602
0.0
366,000
(1)
Hyundai Capital
America, 5.150%,
03/27/2030 364,878
0.0
356,000
(1)
Hyundai Capital
America, 5.300%,
06/24/2029 359,588
0.0
529,000
(1)
Hyundai Capital
America, 5.400%,
03/29/2032 527,495
0.1
314,000
(1)
Hyundai Capital
America, 5.680%,
06/26/2028 320,679
0.0
756,000
(1)
Hyundai Capital
America, 6.100%,
09/21/2028 783,859
0.1
334,000
(1)
Hyundai Capital
America, 6.500%,
01/16/2029 350,612
0.0
24,000  Lowe's Cos., Inc.,
4.450%,
04/01/2062 18,686
0.0
21,000  Lowe's Cos., Inc.,
5.850%,
04/01/2063 20,540
0.0
331,000  Marriott International,
Inc., 4.800%,
03/15/2030 330,355
0.0
191,000  Marriott International,
Inc., 5.350%,
03/15/2035 189,332
0.0
389,000
(1)
Mercedes-Benz Finance
North America LLC,
4.800%,
08/01/2029 387,834
0.1
215,000  O'Reilly Automotive,
Inc., 5.000%,
08/19/2034 211,381
0.0
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Consumer, Cyclical: (continued)
356,000  Target Corp., 5.000%,
04/15/2035 $ 354,617
0.0
312,000  Toyota Motor Credit
Corp., 4.550%,
08/09/2029 312,163
0.0
212,000  Toyota Motor Credit
Corp., 5.350%,
01/09/2035 215,562
0.0
380,000  Toyota Motor Credit
Corp., MTN, 4.350%,
10/08/2027 380,220
0.0
126,586  United Airlines Pass
Through Trust 20-1, A,
5.875%,
04/15/2029 129,031
0.0
601,170  United Airlines Pass
Through Trust 2016-2,
AA, 2.875%,
04/07/2030 565,797
0.1
699,000
(1)
Volkswagen Group of
America Finance LLC,
5.250%,
03/22/2029 698,097
0.1
759,000
(1)
Volkswagen Group of
America Finance LLC,
5.300%,
03/22/2027 765,572
0.1
560,000
(1)
Volkswagen Group of
America Finance LLC,
6.450%,
11/16/2030 587,341
0.1
646,000  Warnermedia
Holdings, Inc., 3.755%,
03/15/2027 630,286
0.1
844,000  Warnermedia
Holdings, Inc., 5.141%,
03/15/2052 615,753
0.1
332,000  Warnermedia
Holdings, Inc., 5.391%,
03/15/2062 240,493
0.0
18,986,401
2.1
Consumer, Non-cyclical: 3.2%
152,000  AbbVie, Inc., 3.200%,
11/21/2029 143,635
0.0
172,000  AbbVie, Inc., 4.050%,
11/21/2039 150,916
0.0
184,000  AbbVie, Inc., 4.650%,
03/15/2028 185,532
0.0
559,000  AbbVie, Inc., 4.950%,
03/15/2031 568,072
0.1
291,000  Altria Group, Inc.,
6.200%,
11/01/2028 305,694
0.0
75,000  Amgen, Inc., 2.200%,
02/21/2027 72,042
0.0
18,000  Amgen, Inc., 2.300%,
02/25/2031 15,725
0.0
60,000  Amgen, Inc., 2.450%,
02/21/2030 54,175
0.0
67,000  Amgen, Inc., 3.150%,
02/21/2040 51,239
0.0
49,000  Amgen, Inc., 5.250%,
03/02/2030 50,130
0.0
75,000  Amgen, Inc., 5.750%,
03/02/2063 73,147
0.0

PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (Unaudited) (continued)

Voya Intermediate Bond Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Consumer, Non-cyclical: (continued)
152,000  Anheuser-Busch
InBev Worldwide, Inc.,
4.375%,
04/15/2038 $ 140,107
0.0
559,000  Astrazeneca Finance
LLC, 4.900%,
02/26/2031 569,144
0.1
12,000  BAT Capital Corp.,
3.557%,
08/15/2027 11,712
0.0
267,000  BAT Capital Corp.,
4.390%,
08/15/2037 234,563
0.0
138,000  BAT Capital Corp.,
5.834%,
02/20/2031 143,543
0.0
68,000  BAT Capital Corp.,
7.079%,
08/02/2043 74,333
0.0
384,000  Becton Dickinson & Co.,
4.693%,
02/13/2028 385,543
0.1
14,000  Bristol-Myers
Squibb Co., 3.400%,
07/26/2029 13,438
0.0
147,000  Bristol-Myers
Squibb Co., 4.125%,
06/15/2039 130,022
0.0
80,000  Bristol-Myers
Squibb Co., 6.400%,
11/15/2063 87,573
0.0
331,000  Campbell Soup Co.,
5.200%,
03/21/2029 336,162
0.1
470,000  Cardinal Health, Inc.,
4.700%,
11/15/2026 472,111
0.1
57,000  Cardinal Health, Inc.,
5.450%,
02/15/2034 57,957
0.0
270,000
(1)
Cargill, Inc., 1.700%,
02/02/2031 229,673
0.0
167,000
(1)
Cargill, Inc., 2.125%,
04/23/2030 148,966
0.0
141,000
(1)
Cargill, Inc., 5.125%,
02/11/2035 140,611
0.0
212,000  Cencora, Inc., 5.125%,
02/15/2034 211,678
0.0
79,000  Centene Corp., 2.450%,
07/15/2028 72,142
0.0
1,581,000  Centene Corp., 3.000%,
10/15/2030 1,384,290
0.2
510,000  Cigna Group, 2.375%,
03/15/2031 445,194
0.1
409,000  Cigna Group, 4.800%,
08/15/2038 382,381
0.1
196,000
(2)
Cigna Group, 5.250%,
02/15/2034 197,117
0.0
305,000  Cigna Group, 5.600%,
02/15/2054 290,560
0.0
337,000  Coca-Cola
Consolidated, Inc.,
5.250%,
06/01/2029 344,505
0.1
214,000  CVS Health Corp.,
4.125%,
04/01/2040 174,170
0.0
477,000  CVS Health Corp.,
4.780%,
03/25/2038 428,218
0.1
97,000  CVS Health Corp.,
5.050%,
03/25/2048 82,843
0.0
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Consumer, Non-cyclical: (continued)
174,000  CVS Health Corp.,
5.125%,
02/21/2030 $ 175,193
0.0
26,000  CVS Health Corp.,
6.000%,
06/01/2063 24,557
0.0
12,349  CVS Pass-Through
Trust, 6.943%,
01/10/2030 12,695
0.0
566,000
(1)
Element Fleet
Management Corp.,
5.643%,
03/13/2027 575,517
0.1
395,000  Elevance Health, Inc.,
4.950%,
11/01/2031 396,110
0.1
164,000
(2)
Elevance Health, Inc.,
5.200%,
02/15/2035 164,613
0.0
215,000  Eli Lilly & Co., 5.500%,
02/12/2055 217,847
0.0
262,000  Equifax, Inc., 3.100%,
05/15/2030 241,623
0.0
331,000  Gilead Sciences, Inc.,
5.600%,
11/15/2064 327,464
0.0
389,000  GlaxoSmithKline
Capital, Inc., 4.875%,
04/15/2035 385,332
0.1
167,000  Global Payments, Inc.,
4.450%,
06/01/2028 166,033
0.0
45,000  Global Payments, Inc.,
5.950%,
08/15/2052 43,586
0.0
118,000  GXO Logistics, Inc.,
6.250%,
05/06/2029 121,825
0.0
102,000  HCA, Inc., 2.375%,
07/15/2031 86,830
0.0
149,000
(2)
HCA, Inc., 3.125%,
03/15/2027 144,756
0.0
44,000  HCA, Inc., 3.375%,
03/15/2029 41,614
0.0
111,000  HCA, Inc., 3.500%,
09/01/2030 102,968
0.0
61,000  HCA, Inc., 4.375%,
03/15/2042 50,472
0.0
545,000  HCA, Inc., 4.500%,
02/15/2027 543,331
0.1
195,000  HCA, Inc., 5.125%,
06/15/2039 181,146
0.0
43,000  HCA, Inc., 5.250%,
04/15/2025 43,003
0.0
368,000  HCA, Inc., 5.250%,
03/01/2030 372,448
0.1
316,000  HCA, Inc., 5.450%,
04/01/2031 321,066
0.0
409,000  HCA, Inc., 6.000%,
04/01/2054 396,016
0.1
46,000  HCA, Inc., 6.100%,
04/01/2064 44,494
0.0
482,000
(1)
Health Care Service
Corp. A Mutual Legal
Reserve Co., 5.200%,
06/15/2029 490,374
0.1
680,000  Hershey Co., 4.950%,
02/24/2032 687,617
0.1

PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (Unaudited) (continued)

Voya Intermediate Bond Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Consumer, Non-cyclical: (continued)
134,000  Hershey Co., 5.100%,
02/24/2035 $ 135,123
0.0
321,000  Humana, Inc., 5.375%,
04/15/2031 323,631
0.0
524,000  Icon Investments
Six DAC, 5.849%,
05/08/2029 540,709
0.1
524,000
(1)
Imperial Brands
Finance PLC, 5.500%,
02/01/2030 536,032
0.1
267,000
(1)
Imperial Brands
Finance PLC, 5.875%,
07/01/2034 270,666
0.0
9,000  Johnson & Johnson,
2.100%,
09/01/2040 6,209
0.0
119,000  Johnson & Johnson,
3.625%,
03/03/2037 106,091
0.0
526,000  Johnson & Johnson,
4.700%,
03/01/2030 535,018
0.1
32,000  Johnson & Johnson,
5.850%,
07/15/2038 34,913
0.0
187,000  Kenvue, Inc., 5.050%,
03/22/2028 191,075
0.0
175,000  Keurig Dr Pepper, Inc.,
5.050%,
03/15/2029 177,364
0.0
147,000  Kraft Heinz Foods Co.,
5.200%,
03/15/2032 148,683
0.0
263,000  Kroger Co., 5.500%,
09/15/2054 248,255
0.0
344,000  Kroger Co., 5.650%,
09/15/2064 325,115
0.0
270,000  Laboratory Corp. of
America Holdings,
4.550%,
04/01/2032 262,917
0.0
292,000
(1)
Mars, Inc., 5.000%,
03/01/2032 293,345
0.0
486,000
(1)
Mars, Inc., 5.200%,
03/01/2035 488,617
0.1
295,000  McKesson Corp.,
4.250%,
09/15/2029 292,268
0.0
276,000  Mondelez International,
Inc., 4.750%,
02/20/2029 279,296
0.0
199,000  Pfizer Investment
Enterprises Pte Ltd.,
4.750%,
05/19/2033 196,903
0.0
340,000  Pfizer Investment
Enterprises Pte Ltd.,
5.340%,
05/19/2063 316,815
0.0
341,000  Philip Morris
International, Inc.,
4.750%,
11/01/2031 340,115
0.1
379,000  Philip Morris
International, Inc.,
4.875%,
02/13/2029 383,071
0.1
98,000  Quest Diagnostics, Inc.,
2.800%,
06/30/2031 87,098
0.0
100,000  Quest Diagnostics, Inc.,
2.950%,
06/30/2030 91,969
0.0
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Consumer, Non-cyclical: (continued)
519,000  Quest Diagnostics, Inc.,
4.625%,
12/15/2029 $ 516,792
0.1
187,000  Quest Diagnostics, Inc.,
5.000%,
12/15/2034 184,171
0.0
136,000  Quest Diagnostics, Inc.,
6.400%,
11/30/2033 147,483
0.0
81,000  Reynolds American,
Inc., 5.850%,
08/15/2045 77,371
0.0
302,000
(1)
Roche Holdings, Inc.,
4.592%,
09/09/2034 295,621
0.0
789,000
(1)
Roche Holdings, Inc.,
5.489%,
11/13/2030 826,600
0.1
394,000  Royalty Pharma PLC,
1.750%,
09/02/2027 367,855
0.1
262,000  Royalty Pharma PLC,
2.200%,
09/02/2030 226,693
0.0
76,000  Royalty Pharma PLC,
3.300%,
09/02/2040 56,154
0.0
222,000  Royalty Pharma PLC,
5.150%,
09/02/2029 223,539
0.0
146,000  S&P Global, Inc.,
1.250%,
08/15/2030 123,859
0.0
384,000  S&P Global, Inc.,
2.700%,
03/01/2029 360,079
0.1
326,000  Solventum Corp.,
5.450%,
03/13/2031 332,254
0.1
159,000  Solventum Corp.,
5.600%,
03/23/2034 161,241
0.0
212,000  Solventum Corp.,
5.900%,
04/30/2054 209,847
0.0
394,000  Stryker Corp., 4.850%,
02/10/2030 398,048
0.1
148,000  Sysco Corp., 5.400%,
03/23/2035 149,118
0.0
325,000  Takeda Pharmaceutical
Co. Ltd., 5.300%,
07/05/2034 329,000
0.0
257,000  Takeda Pharmaceutical
Co. Ltd., 5.800%,
07/05/2064 252,147
0.0
483,000  Thermo Fisher
Scientific, Inc., 4.977%,
08/10/2030 492,774
0.1
46,000
(1)
Triton Container
International Ltd.,
2.050%,
04/15/2026 44,640
0.0
221,000  Tyson Foods, Inc.,
5.400%,
03/15/2029 226,091
0.0
229,000  Unilever Capital Corp.,
4.625%,
08/12/2034 225,303
0.0
41,000  UnitedHealth Group,
Inc., 2.750%,
05/15/2040 29,641
0.0
117,000  UnitedHealth Group,
Inc., 3.500%,
08/15/2039 95,273
0.0
152,000  UnitedHealth Group,
Inc., 5.150%,
07/15/2034 153,084
0.0

PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (Unaudited) (continued)

Voya Intermediate Bond Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Consumer, Non-cyclical: (continued)
61,000  UnitedHealth Group,
Inc., 5.500%,
04/15/2064 $ 57,831
0.0
281,000  UnitedHealth Group,
Inc., 5.750%,
07/15/2064 276,589
0.0
195,000  Universal Health
Services, Inc., 4.625%,
10/15/2029 189,978
0.0
37,000  Utah Acquisition
Sub, Inc., 5.250%,
06/15/2046 29,623
0.0
188,000  Viatris, Inc., 2.700%,
06/22/2030 163,795
0.0
118,000  Viatris, Inc., 3.850%,
06/22/2040 85,840
0.0
178,000  Viatris, Inc., 4.000%,
06/22/2050 116,822
0.0
274,000  Zimmer Biomet
Holdings, Inc., 5.350%,
12/01/2028 280,271
0.0
29,534,118
3.2
Energy: 1.4%
203,000
(1)
Aker BP ASA, 5.125%,
10/01/2034 193,829
0.0
496,000
(1)
APA Corp., 6.750%,
02/15/2055 485,522
0.1
67,000  BP Capital Markets
America, Inc., 4.893%,
09/11/2033 66,041
0.0
51,000  BP Capital Markets
America, Inc., 4.989%,
04/10/2034 50,517
0.0
301,000  BP Capital Markets
America, Inc., 5.227%,
11/17/2034 302,665
0.0
248,000
(3)
BP Capital Markets
PLC, 4.875%,
12/31/2199 237,991
0.0
268,000
(2)(3)
BP Capital Markets
PLC, 6.125%,
12/31/2199 264,408
0.0
89,000
(1)
Cameron LNG LLC,
2.902%,
07/15/2031 78,909
0.0
219,000
(1)(2)
Canadian Natural
Resources Ltd.,
5.400%,
12/15/2034 216,483
0.0
12,000  Cheniere Corpus Christi
Holdings LLC, 3.700%,
11/15/2029 11,464
0.0
322,000  Cheniere Energy
Partners L.P., 4.500%,
10/01/2029 313,321
0.0
657,000
(1)
Columbia Pipelines
Holding Co. LLC,
5.097%,
10/01/2031 649,476
0.1
415,000
(1)
Columbia Pipelines
Holding Co. LLC,
6.042%,
08/15/2028 429,447
0.1
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Energy: (continued)
105,000  ConocoPhillips Co.,
5.700%,
09/15/2063 $ 102,285
0.0
333,000  Devon Energy Corp.,
5.200%,
09/15/2034 321,339
0.1
127,000  Diamondback
Energy, Inc., 4.250%,
03/15/2052 96,487
0.0
96,000  Diamondback
Energy, Inc., 5.900%,
04/18/2064 90,393
0.0
262,000  Diamondback
Energy, Inc., 6.250%,
03/15/2053 262,528
0.0
332,000
(3)
Enbridge, Inc. 20-A,
5.750%,
07/15/2080 321,572
0.1
262,000  Energy Transfer L.P.,
3.750%,
05/15/2030 247,833
0.0
30,000  Energy Transfer L.P.,
4.900%,
03/15/2035 28,539
0.0
263,000  Energy Transfer L.P.,
5.200%,
04/01/2030 266,099
0.0
148,000  Energy Transfer L.P.,
5.300%,
04/01/2044 132,853
0.0
77,000  Energy Transfer L.P.,
5.350%,
05/15/2045 69,205
0.0
107,000  Energy Transfer L.P.,
6.050%,
09/01/2054 103,990
0.0
77,000  Energy Transfer
L.P. 20Y, 5.800%,
06/15/2038 76,604
0.0
159,000  Enterprise Products
Operating LLC, 4.950%,
02/15/2035 156,858
0.0
407,000
(3)
Enterprise Products
Operating LLC D,
7.571%, (TSFR3M +
3.248%),
08/16/2077 405,772
0.1
826,000  Equinor ASA, 3.125%,
04/06/2030 774,777
0.1
500,000  Hess Corp., 4.300%,
04/01/2027 497,597
0.1
66,000  Kinder Morgan Energy
Partners L.P., 5.000%,
03/01/2043 58,536
0.0
84,000  Kinder Morgan Energy
Partners L.P., 5.400%,
09/01/2044 77,669
0.0
410,000  Kinder Morgan, Inc.,
5.300%,
12/01/2034 404,906
0.1
269,000  Marathon Petroleum
Corp., 5.150%,
03/01/2030 270,726
0.0
308,000  Marathon Petroleum
Corp., 5.700%,
03/01/2035 306,885
0.0
427,000  MPLX L.P., 2.650%,
08/15/2030 380,370
0.1
169,000  MPLX L.P., 4.000%,
03/15/2028 165,982
0.0

PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (Unaudited) (continued)

Voya Intermediate Bond Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Energy: (continued)
89,000  MPLX L.P., 5.500%,
06/01/2034 $ 88,714
0.0
175,000  Occidental Petroleum
Corp., 5.375%,
01/01/2032 172,549
0.0
107,000  Occidental Petroleum
Corp., 6.050%,
10/01/2054 100,252
0.0
439,000
(2)
Occidental Petroleum
Corp., 6.125%,
01/01/2031 451,604
0.1
184,000  Occidental Petroleum
Corp., 6.200%,
03/15/2040 182,184
0.0
33,000  Occidental Petroleum
Corp., 6.600%,
03/15/2046 33,295
0.0
46,000  Occidental Petroleum
Corp., 8.500%,
07/15/2027 48,811
0.0
82,000  ONEOK Partners L.P.,
6.200%,
09/15/2043 82,968
0.0
125,000  Ovintiv, Inc., 5.650%,
05/15/2028 128,157
0.0
562,000  Ovintiv, Inc., 7.100%,
07/15/2053 594,235
0.1
297,000  Sabine Pass
Liquefaction LLC,
4.200%,
03/15/2028 293,744
0.0
156,000
(1)
Schlumberger Holdings
Corp., 2.650%,
06/26/2030 140,848
0.0
303,000
(1)(2)
Schlumberger Holdings
Corp., 5.000%,
11/15/2029 307,706
0.0
81,000  Targa Resources Corp.,
5.500%,
02/15/2035 80,564
0.0
50,000  Targa Resources Corp.,
6.250%,
07/01/2052 50,547
0.0
291,000  Targa Resources
Partners L.P. / Targa
Resources Partners
Finance Corp., 4.875%,
02/01/2031 284,996
0.0
74,000  TotalEnergies Capital
SA, 5.638%,
04/05/2064 72,329
0.0
414,000
(3)
TransCanada
PipeLines Ltd., 7.000%,
06/01/2065 408,381
0.1
170,000  Transcontinental Gas
Pipe Line Co. LLC,
3.250%,
05/15/2030 157,445
0.0
347,000  Western Midstream
Operating L.P., 5.450%,
11/15/2034 339,204
0.1
143,000  Williams Cos., Inc.,
4.900%,
03/15/2029 143,976
0.0
13,082,387
1.4
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Financial: 8.1%
200,000
(1)(3)
ABN AMRO Bank NV,
3.324%,
03/13/2037 $ 173,996
0.0
337,000  Air Lease Corp., MTN,
5.200%,
07/15/2031 338,656
0.0
137,000  Alleghany Corp.,
3.250%,
08/15/2051 91,483
0.0
318,000
(3)
American Express Co.,
5.098%,
02/16/2028 321,888
0.0
640,000
(3)
American Express Co.,
5.282%,
07/27/2029 653,155
0.1
381,000
(3)
American Express Co.,
5.532%,
04/25/2030 392,926
0.1
59,000  American Homes 4
Rent L.P., 3.625%,
04/15/2032 53,592
0.0
159,000  American Homes 4
Rent L.P., 4.250%,
02/15/2028 157,391
0.0
383,000  American Homes 4
Rent L.P., 5.500%,
02/01/2034 383,625
0.1
391,000  American International
Group, Inc., 3.400%,
06/30/2030 365,988
0.0
488,000  American International
Group, Inc., 4.200%,
04/01/2028 482,443
0.1
84,000  American Tower Corp.,
2.700%,
04/15/2031 74,311
0.0
60,000  American Tower Corp.,
3.600%,
01/15/2028 58,441
0.0
182,000  American Tower Corp.,
3.650%,
03/15/2027 178,985
0.0
187,000  American Tower Corp.,
5.250%,
07/15/2028 190,388
0.0
345,000  Ameriprise Financial,
Inc., 5.200%,
04/15/2035 344,329
0.0
245,000  Ameriprise Financial,
Inc., 5.700%,
12/15/2028 254,903
0.0
139,000  Aon North America, Inc.,
5.125%,
03/01/2027 140,536
0.0
311,000  Aon North America, Inc.,
5.150%,
03/01/2029 316,590
0.0
747,000
(1)
Athene Global Funding,
5.322%,
11/13/2031 747,862
0.1
153,000
(1)
Athene Global Funding,
5.684%,
02/23/2026 154,574
0.0
704,000
(1)
Atlas Warehouse
Lending Co. L.P.,
6.050%,
01/15/2028 710,448
0.1
600,000  Banco Santander SA,
5.439%,
07/15/2031 615,264
0.1
400,000
(3)
Banco Santander SA,
5.538%,
03/14/2030 408,574
0.1
103,000
(3)
Bank of America Corp.,
2.299%,
07/21/2032 88,008
0.0
238,000
(3)
Bank of America Corp.,
2.572%,
10/20/2032 205,418
0.0

PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (Unaudited) (continued)

Voya Intermediate Bond Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Financial: (continued)
503,000
(3)
Bank of America Corp.,
2.592%,
04/29/2031 $ 451,946
0.1
360,000
(3)
Bank of America Corp.,
2.687%,
04/22/2032 316,959
0.0
1,303,000
(3)
Bank of America Corp.,
3.419%,
12/20/2028 1,263,056
0.1
66,000
(3)
Bank of America Corp.,
3.705%,
04/24/2028 64,891
0.0
230,000
(3)
Bank of America Corp.,
5.202%,
04/25/2029 233,721
0.0
818,000
(3)
Bank of America Corp.,
5.511%,
01/24/2036 832,812
0.1
810,000
(3)
Bank of America Corp.,
5.518%,
10/25/2035 795,080
0.1
476,000
(3)
Bank of America Corp.,
5.744%,
02/12/2036 475,268
0.1
380,000
(3)
Bank of America Corp.,
5.872%,
09/15/2034 396,681
0.1
680,000
(3)
Bank of America
Corp., GMTN, 3.593%,
07/21/2028 665,566
0.1
522,000
(3)
Bank of America
Corp., MTN, 2.087%,
06/14/2029 482,789
0.1
293,000
(3)
Bank of America
Corp., MTN, 2.496%,
02/13/2031 263,119
0.0
482,000
(3)
Bank of America
Corp., MTN, 2.551%,
02/04/2028 465,127
0.1
433,000
(3)
Bank of America
Corp., MTN, 2.884%,
10/22/2030 399,316
0.1
271,000
(3)
Bank of America
Corp., MTN, 2.972%,
02/04/2033 237,686
0.0
683,000
(3)
Bank of America
Corp., MTN, 3.194%,
07/23/2030 640,807
0.1
2,010,000
(2)(3)
Bank of Montreal,
4.640%,
09/10/2030 1,999,692
0.2
482,000  Bank of Montreal,
5.511%,
06/04/2031 496,909
0.1
667,000
(3)
Bank of Nova Scotia,
4.740%,
11/10/2032 657,429
0.1
336,000
(3)
Bank of Nova Scotia,
5.130%,
02/14/2031 339,172
0.0
200,000
(1)
Banque Federative
du Credit Mutuel SA,
4.935%,
01/26/2026 200,747
0.0
547,000
(3)
Barclays PLC, 5.367%,
02/25/2031 553,174
0.1
191,000
(1)
Blackstone Holdings
Finance Co. LLC,
1.625%,
08/05/2028 174,067
0.0
581,000
(1)
Blackstone Holdings
Finance Co. LLC,
2.000%,
01/30/2032 480,005
0.1
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Financial: (continued)
80,000
(1)
Blackstone Holdings
Finance Co. LLC,
2.500%,
01/10/2030 $ 72,794
0.0
347,000  Blackstone Private
Credit Fund, 5.950%,
07/16/2029 350,920
0.0
812,000
(1)
Blackstone Private
Credit Fund, 6.000%,
11/22/2034 781,688
0.1
95,000  Blackstone Reg Finance
Co. LLC, 5.000%,
12/06/2034 93,697
0.0
505,000  Blackstone Secured
Lending Fund, 2.125%,
02/15/2027 478,147
0.1
371,000
(1)(2)
BPCE SA, 5.203%,
01/18/2027 375,480
0.0
364,000
(1)
BPCE SA, 5.281%,
05/30/2029 370,599
0.0
371,000
(1)(3)
BPCE SA, 5.716%,
01/18/2030 378,405
0.0
221,000
(1)(2)(3)
CaixaBank SA, 5.673%,
03/15/2030 226,753
0.0
246,000
(3)
Capital One Financial
Corp., 1.878%,
11/02/2027 235,391
0.0
185,000
(3)
Charles Schwab Corp.,
6.196%,
11/17/2029 195,210
0.0
625,000  CME Group, Inc.,
4.400%,
03/15/2030 624,175
0.1
482,000
(1)
CNO Global Funding,
5.875%,
06/04/2027 494,527
0.1
490,000
(3)
CoBank ACB M,
7.125%,
12/31/2199 498,883
0.1
906,000
(1)(3)
Cooperatieve
Rabobank UA, 5.710%,
01/21/2033 932,049
0.1
444,000
(1)
Corebridge Financial,
Inc., 3.650%,
04/05/2027 436,329
0.1
96,000  Corebridge Financial,
Inc., 3.900%,
04/05/2032 88,802
0.0
97,000  Corebridge Financial,
Inc., 5.750%,
01/15/2034 99,614
0.0
335,000  Corebridge Financial,
Inc., 6.050%,
09/15/2033 349,804
0.0
399,000  Credit Suisse AG/
New York NY, 5.000%,
07/09/2027 403,651
0.1
250,000  Crown Castle, Inc.,
2.100%,
04/01/2031 210,332
0.0
67,000  Crown Castle, Inc.,
2.500%,
07/15/2031 57,249
0.0
151,000  Crown Castle, Inc.,
2.900%,
03/15/2027 145,895
0.0
262,000  Crown Castle, Inc.,
3.300%,
07/01/2030 240,405
0.0

PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (Unaudited) (continued)

Voya Intermediate Bond Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Financial: (continued)
446,000  Crown Castle, Inc.,
4.800%,
09/01/2028 $ 445,295
0.1
519,000  Crown Castle, Inc.,
4.900%,
09/01/2029 516,851
0.1
64,000  Crown Castle, Inc.,
5.100%,
05/01/2033 62,584
0.0
223,000  Crown Castle, Inc.,
5.600%,
06/01/2029 227,970
0.0
111,000  Crown Castle, Inc.,
5.800%,
03/01/2034 113,198
0.0
258,000  CubeSmart L.P.,
2.250%,
12/15/2028 236,530
0.0
270,000
(1)(3)
Danske Bank A/S,
4.613%,
10/02/2030 266,400
0.0
345,000
(1)(3)
Danske Bank A/S,
5.705%,
03/01/2030 355,100
0.0
813,000
(1)(3)
Depository Trust &
Clearing Corp. D,
3.375%,
12/31/2199 789,577
0.1
719,000  Deutsche Bank AG/
New York NY, 5.414%,
05/10/2029 738,296
0.1
271,000
(1)(3)
DNB Bank ASA,
4.853%,
11/05/2030 273,061
0.0
280,000  Enact Holdings, Inc.,
6.250%,
05/28/2029 287,439
0.0
636,000
(1)
Equitable Financial
Life Global Funding,
5.000%,
03/27/2030 638,965
0.1
533,000
(1)
Equitable Holdings, Inc.,
4.572%,
02/15/2029 525,445
0.1
275,000  Essex Portfolio L.P.,
5.375%,
04/01/2035 275,735
0.0
218,000  Extra Space Storage
L.P., 3.900%,
04/01/2029 210,528
0.0
206,000  Extra Space Storage
L.P., 4.000%,
06/15/2029 199,282
0.0
161,000  Extra Space Storage
L.P., 5.350%,
01/15/2035 159,783
0.0
641,000
(1)
Federation des Caisses
Desjardins du Quebec,
5.250%,
04/26/2029 653,839
0.1
347,000
(3)
Goldman Sachs
Group, Inc., 5.016%,
10/23/2035 337,533
0.0
178,000
(3)
Goldman Sachs
Group, Inc., 5.330%,
07/23/2035 177,198
0.0
624,000
(3)
Goldman Sachs
Group, Inc., 5.536%,
01/28/2036 632,950
0.1
316,000
(3)
Goldman Sachs
Group, Inc., 5.561%,
11/19/2045 308,093
0.0
188,000
(3)
Goldman Sachs
Group, Inc., 5.727%,
04/25/2030 193,990
0.0
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Financial: (continued)
987,000
(3)
Goldman Sachs
Group, Inc., 5.734%,
01/28/2056 $ 983,817
0.1
188,000
(3)
Goldman Sachs
Group, Inc., 6.484%,
10/24/2029 198,630
0.0
745,000
(1)(3)
Hartford Financial
Services Group,
Inc. ICON, 6.710%,
(TSFR3M + 2.387%),
02/12/2067 687,668
0.1
251,000  Healthpeak OP LLC,
5.250%,
12/15/2032 252,141
0.0
232,000  Host Hotels &
Resorts L.P., 5.500%,
04/15/2035 227,481
0.0
645,000
(3)
HSBC Holdings PLC,
2.206%,
08/17/2029 591,175
0.1
315,000
(3)
HSBC Holdings PLC,
2.804%,
05/24/2032 275,626
0.0
267,000
(3)
HSBC Holdings PLC,
5.597%,
05/17/2028 271,456
0.0
540,000
(3)
Huntington Bancshares,
Inc., 6.141%,
11/18/2039 544,117
0.1
399,000
(3)
Huntington National
Bank, 4.871%,
04/12/2028 400,661
0.1
490,000
(3)
ING Groep NV, 5.525%,
03/25/2036 490,972
0.1
483,000  Intercontinental
Exchange, Inc.,
2.100%,
06/15/2030 426,221
0.1
1,019,000  Intercontinental
Exchange, Inc.,
3.625%,
09/01/2028 993,879
0.1
160,000  Invitation Homes
Operating Parternship
L.P., 5.500%,
08/15/2033 161,100
0.0
370,000  Invitation Homes
Operating Partnership
L.P., 2.000%,
08/15/2031 309,847
0.0
569,000  Invitation Homes
Operating Partnership
L.P., 2.300%,
11/15/2028 521,783
0.1
65,000
(2)
Invitation Homes
Operating Partnership
L.P., 4.150%,
04/15/2032 60,675
0.0
500,000
(3)
JPMorgan Chase & Co.,
2.069%,
06/01/2029 463,028
0.1
101,000
(3)
JPMorgan Chase & Co.,
2.182%,
06/01/2028 96,140
0.0
230,000
(3)
JPMorgan Chase & Co.,
2.739%,
10/15/2030 211,124
0.0
272,000
(3)
JPMorgan Chase & Co.,
3.509%,
01/23/2029 264,427
0.0

PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (Unaudited) (continued)

Voya Intermediate Bond Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Financial: (continued)
262,000
(3)
JPMorgan Chase & Co.,
3.702%,
05/06/2030 $ 252,185
0.0
381,000
(3)
JPMorgan Chase & Co.,
4.452%,
12/05/2029 378,450
0.0
433,000
(3)
JPMorgan Chase & Co.,
4.603%,
10/22/2030 430,247
0.1
300,000
(3)
JPMorgan Chase & Co.,
4.995%,
07/22/2030 302,773
0.0
264,000
(3)
JPMorgan Chase & Co.,
5.012%,
01/23/2030 266,990
0.0
276,000
(3)
JPMorgan Chase & Co.,
5.140%,
01/24/2031 280,364
0.0
365,000
(3)
JPMorgan Chase & Co.,
5.534%,
11/29/2045 361,591
0.0
262,000
(3)
JPMorgan Chase & Co.,
5.571%,
04/22/2028 267,265
0.0
262,000
(3)
JPMorgan Chase & Co.,
5.581%,
04/22/2030 270,291
0.0
161,000
(3)
JPMorgan Chase & Co.,
5.766%,
04/22/2035 167,404
0.0
202,000
(3)
KeyCorp, 6.401%,
03/06/2035 213,497
0.0
218,000
(3)
KeyCorp, MTN, 4.789%,
06/01/2033 209,137
0.0
24,000  Kite Realty Group L.P.,
4.000%,
10/01/2026 23,751
0.0
528,000
(2)(3)
Lloyds Banking
Group PLC, 8.000%,
12/31/2199 549,265
0.1
392,000  LPL Holdings, Inc.,
5.200%,
03/15/2030 393,710
0.1
255,000  LPL Holdings, Inc.,
5.700%,
05/20/2027 259,248
0.0
365,000
(1)
Lseg US Fin Corp.,
4.875%,
03/28/2027 367,992
0.0
226,000
(1)
Lseg US Fin Corp.,
5.297%,
03/28/2034 228,276
0.0
1,452,000  Marsh & McLennan
Cos., Inc., 5.000%,
03/15/2035 1,437,455
0.2
216,000  Mid-America
Apartments L.P.,
5.300%,
02/15/2032 219,680
0.0
421,000
(3)
Mitsubishi UFJ Financial
Group, Inc., 5.197%,
01/16/2031 427,634
0.1
671,000
(3)
Mitsubishi UFJ Financial
Group, Inc., 5.574%,
01/16/2036 686,254
0.1
176,000
(3)
Morgan Stanley,
2.475%,
01/21/2028 169,784
0.0
224,000
(3)
Morgan Stanley,
2.484%,
09/16/2036 185,772
0.0
555,000
(3)
Morgan Stanley,
3.591%,
07/22/2028 541,283
0.1
294,000
(3)
Morgan Stanley,
5.042%,
07/19/2030 296,514
0.0
173,000
(3)
Morgan Stanley,
5.516%,
11/19/2055 169,125
0.0
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Financial: (continued)
1,109,000
(3)
Morgan Stanley,
5.587%,
01/18/2036 $ 1,133,010
0.1
125,000
(3)
Morgan Stanley,
5.831%,
04/19/2035 129,596
0.0
448,000
(3)
Morgan Stanley, MTN,
5.164%,
04/20/2029 454,155
0.1
524,000  National Bank of
Canada, 5.600%,
12/18/2028 540,295
0.1
389,000
(3)
NatWest Group PLC,
5.076%,
01/27/2030 391,590
0.1
246,000
(3)
NatWest Group PLC,
5.778%,
03/01/2035 251,102
0.0
558,000
(1)(2)
NatWest Markets PLC,
5.410%,
05/17/2029 571,460
0.1
321,000
(1)
Nuveen LLC, 5.550%,
01/15/2030 331,100
0.0
57,000  Piedmont Operating
Partnership L.P.,
2.750%,
04/01/2032 46,066
0.0
325,000
(3)
PNC Financial Services
Group, Inc., 6.037%,
10/28/2033 341,337
0.0
473,000
(1)
Prologis Targeted US
Logistics Fund L.P.,
5.250%,
04/01/2029 482,826
0.1
90,000
(1)
Prologis Targeted US
Logistics Fund L.P.,
5.500%,
04/01/2034 91,208
0.0
137,000  Realty Income Corp.,
3.950%,
08/15/2027 135,493
0.0
456,000  Regions Bank/
Birmingham AL,
6.450%,
06/26/2037 471,225
0.1
1,930,000
(3)
Regions Financial
Corp., 5.502%,
09/06/2035 1,906,034
0.2
1,017,000  Rexford Industrial
Realty L.P., 2.150%,
09/01/2031 850,787
0.1
99,000
(1)
RGA Global Funding,
5.448%,
05/24/2029 101,593
0.0
495,000
(3)
Royal Bank of Canada,
GMTN, 4.650%,
10/18/2030 491,308
0.1
255,000
(3)
Royal Bank of Canada,
GMTN, 4.969%,
08/02/2030 256,901
0.0
418,000
(3)
Royal Bank of Canada,
GMTN, 4.970%,
05/02/2031 420,176
0.1
291,000
(3)
Royal Bank of Canada,
GMTN, 5.153%,
02/04/2031 294,587
0.0
119,000  Sabra Health Care L.P.,
3.200%,
12/01/2031 103,424
0.0
248,000
(3)
Santander UK Group
Holdings PLC, 2.469%,
01/11/2028 238,413
0.0

PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (Unaudited) (continued)

Voya Intermediate Bond Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Financial: (continued)
1,049,000
(3)
State Street Corp.,
3.031%,
11/01/2034 $ 955,297
0.1
698,000
(3)
State Street Corp.,
4.675%,
10/22/2032 690,511
0.1
287,000  State Street Corp.,
4.729%,
02/28/2030 288,610
0.0
210,000  Sumitomo Mitsui
Financial Group, Inc.,
3.040%,
07/16/2029 196,458
0.0
397,000  Sumitomo Mitsui
Financial Group, Inc.,
5.240%,
04/15/2030 404,906
0.1
239,000  Sumitomo Mitsui
Financial Group, Inc.,
5.316%,
07/09/2029 244,468
0.0
453,000  Sumitomo Mitsui
Financial Group, Inc.,
5.424%,
07/09/2031 465,862
0.1
327,000  Sumitomo Mitsui
Financial Group, Inc.,
5.454%,
01/15/2032 334,620
0.0
496,000
(3)
Sumitomo Mitsui
Financial Group, Inc.,
6.450%,
12/31/2199 487,233
0.1
624,000  Sun Communities
Operating L.P., 5.500%,
01/15/2029 638,778
0.1
376,000  Toronto-Dominion Bank,
5.298%,
01/30/2032 382,534
0.1
196,000  TPG Operating
Group II L.P., 5.875%,
03/05/2034 200,762
0.0
500,000
(3)
Truist Financial
Corp., MTN, 5.435%,
01/24/2030 510,454
0.1
318,000
(3)
Truist Financial
Corp., MTN, 5.867%,
06/08/2034 327,263
0.0
136,000
(3)
Truist Financial
Corp., MTN, 6.123%,
10/28/2033 143,096
0.0
290,000
(1)(3)
UBS Group AG,
1.364%,
01/30/2027 282,282
0.0
909,000
(1)(3)
UBS Group AG,
5.379%,
09/06/2045 868,850
0.1
253,000
(1)(3)
UBS Group AG,
9.250%,
12/31/2199 289,357
0.0
298,000
(1)(3)
UBS Group AG,
9.250%,
12/31/2199 324,385
0.0
267,000
(3)
US Bancorp, 5.384%,
01/23/2030 272,461
0.0
111,000
(3)
Wells Fargo & Co.,
5.499%,
01/23/2035 112,549
0.0
70,000
(3)
Wells Fargo & Co.,
6.491%,
10/23/2034 75,540
0.0
61,000
(3)
Wells Fargo & Co.,
MTN, 3.584%,
05/22/2028 59,735
0.0
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Financial: (continued)
427,000
(1)
Westpac New
Zealand Ltd., 5.132%,
02/26/2027 $ 432,740
0.1
24,000  Weyerhaeuser Co.,
4.750%,
05/15/2026 24,042
0.0
74,390,618
8.1
Industrial: 1.8%
232,000  3M Co., 5.150%,
03/15/2035 232,018
0.0
273,000  AGCO Corp., 5.450%,
03/21/2027 276,520
0.0
164,000  Amcor Group Finance
PLC, 5.450%,
05/23/2029 167,783
0.0
519,000  Arrow Electronics, Inc.,
5.150%,
08/21/2029 521,788
0.1
234,000  Avnet, Inc., 6.250%,
03/15/2028 242,160
0.0
505,000
(1)
BAE Systems PLC,
5.125%,
03/26/2029 512,959
0.1
500,000  Berry Global, Inc.,
1.650%,
01/15/2027 474,488
0.1
32,000  Boeing Co., 5.705%,
05/01/2040 31,126
0.0
120,000  Boeing Co., 5.930%,
05/01/2060 113,003
0.0
46,000  Boeing Co., 6.858%,
05/01/2054 50,007
0.0
273,000  Boeing Co., 7.008%,
05/01/2064 296,087
0.0
180,000  Canadian Pacific
Railway Co., 2.875%,
11/15/2029 166,936
0.0
196,000  Carrier Global Corp.,
2.722%,
02/15/2030 179,331
0.0
150,000  Carrier Global Corp.,
5.900%,
03/15/2034 157,862
0.0
259,000  Caterpillar Financial
Services Corp., 4.375%,
08/16/2029 258,594
0.0
464,000  CNH Industrial
Capital LLC, 5.100%,
04/20/2029 470,045
0.1
478,000  CNH Industrial
Capital LLC, 5.500%,
01/12/2029 491,562
0.1
373,000  CRH SMW Finance
DAC, 5.200%,
05/21/2029 379,633
0.1
53,000  CSX Corp., 4.650%,
03/01/2068 44,114
0.0
45,000
(1)
FedEx Corp., 4.550%,
04/01/2046 36,566
0.0
5,000
(1)
FedEx Corp., 4.750%,
11/15/2045 4,180
0.0
1,209,000  Flex Ltd., 5.250%,
01/15/2032 1,201,347
0.1

PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (Unaudited) (continued)

Voya Intermediate Bond Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Industrial: (continued)
262,000  Fortune Brands
Innovations, Inc.,
3.250%,
09/15/2029 $ 245,328
0.0
324,000
(2)
Fortune Brands
Innovations, Inc.,
5.875%,
06/01/2033 336,783
0.1
146,000  GATX Corp., 4.000%,
06/30/2030 140,380
0.0
99,000  GATX Corp., 6.050%,
06/05/2054 99,739
0.0
499,000  HEICO Corp., 5.250%,
08/01/2028 507,949
0.1
479,000  Honeywell International,
Inc., 4.750%,
02/01/2032 478,537
0.1
131,000  Honeywell International,
Inc., 5.000%,
03/01/2035 130,559
0.0
262,000
(2)
Huntington Ingalls
Industries, Inc., 4.200%,
05/01/2030 251,745
0.0
75,000  Ingersoll Rand, Inc.,
5.450%,
06/15/2034 76,149
0.0
1,035,000  John Deere Capital
Corp., 4.400%,
09/08/2031 1,025,126
0.1
312,000  John Deere Capital
Corp., MTN, 4.850%,
06/11/2029 317,155
0.0
560,000  John Deere Capital
Corp., MTN, 4.900%,
03/07/2031 569,519
0.1
84,000  Mohawk Industries, Inc.,
5.850%,
09/18/2028 87,067
0.0
40,000  Norfolk Southern Corp.,
5.050%,
08/01/2030 40,854
0.0
91,000  Norfolk Southern Corp.,
5.550%,
03/15/2034 94,555
0.0
44,000  Norfolk Southern Corp.,
5.950%,
03/15/2064 45,391
0.0
72,000
(1)
Penske Truck Leasing
Co. L.P. / PTL Finance
Corp., 1.200%,
11/15/2025 70,385
0.0
93,000
(1)
Penske Truck Leasing
Co. L.P. / PTL Finance
Corp., 1.700%,
06/15/2026 89,826
0.0
637,000
(1)
Penske Truck Leasing
Co. L.P. / PTL Finance
Corp., 5.250%,
07/01/2029 645,004
0.1
436,000
(1)
Penske Truck Leasing
Co. L.P. / PTL Finance
Corp., 5.250%,
02/01/2030 441,428
0.1
838,000
(1)
Penske Truck Leasing
Co. L.P. / PTL Finance
Corp., 5.350%,
03/30/2029 854,610
0.1
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Industrial: (continued)
300,000  Raytheon Technologies
Corp., 4.450%,
11/16/2038 $ 273,901
0.0
376,000  Ryder System, Inc.,
5.000%,
03/15/2030 378,385
0.1
171,000
(2)
Ryder System, Inc.,
6.600%,
12/01/2033 186,307
0.0
245,000  Ryder System, Inc.,
GMTN, 4.950%,
09/01/2029 246,648
0.0
262,000  Ryder System,
Inc., MTN, 5.250%,
06/01/2028 266,671
0.0
46,000  Ryder System,
Inc., MTN, 5.375%,
03/15/2029 47,074
0.0
332,000  Ryder System,
Inc., MTN, 5.500%,
06/01/2029 341,091
0.1
60,000
(1)
Sealed Air Corp.,
1.573%,
10/15/2026 57,102
0.0
572,000
(1)
Smurfit Kappa
Treasury ULC, 5.200%,
01/15/2030 581,462
0.1
249,000
(1)
Smurfit Kappa
Treasury ULC, 5.438%,
04/03/2034 250,664
0.0
220,000
(1)
Smurfit Kappa
Treasury ULC, 5.777%,
04/03/2054 217,108
0.0
270,000
(2)
Sonoco Products Co.,
4.600%,
09/01/2029 266,225
0.0
54,000  Union Pacific Corp.,
3.750%,
02/05/2070 36,941
0.0
14,000  Union Pacific Corp.,
3.799%,
04/06/2071 9,682
0.0
15,000  Union Pacific Corp.,
4.100%,
09/15/2067 11,181
0.0
257,000  Union Pacific Corp.,
5.100%,
02/20/2035 259,316
0.0
262,000  Westinghouse Air Brake
Technologies Corp.,
4.700%,
09/15/2028 262,478
0.0
16,548,434
1.8
Technology: 2.2%
855,000  Accenture Capital, Inc.,
4.250%,
10/04/2031 839,715
0.1
537,000  Adobe, Inc., 4.950%,
01/17/2030 549,959
0.1
576,000  AppLovin Corp.,
5.125%,
12/01/2029 578,422
0.1
479,000  AppLovin Corp.,
5.375%,
12/01/2031 481,624
0.1
462,000
(1)
Booz Allen Hamilton,
Inc., 3.875%,
09/01/2028 438,991
0.1
481,000
(1)
Booz Allen Hamilton,
Inc., 4.000%,
07/01/2029 452,773
0.1

PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (Unaudited) (continued)

Voya Intermediate Bond Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Technology: (continued)
588,000
(1)
Broadcom, Inc.,
2.450%,
02/15/2031 $ 517,493
0.1
648,000
(1)
Broadcom, Inc.,
3.187%,
11/15/2036 532,158
0.1
281,000  Broadcom, Inc.,
4.800%,
10/15/2034 274,410
0.0
763,000
(1)
Broadcom, Inc.,
4.926%,
05/15/2037 733,940
0.1
276,000  Broadcom, Inc.,
5.050%,
04/15/2030 279,757
0.0
267,000  Broadcom, Inc.,
5.150%,
11/15/2031 270,885
0.0
132,000  Broadcom, Inc.,
5.200%,
04/15/2032 133,979
0.0
415,000  Cadence Design
Systems, Inc., 4.300%,
09/10/2029 410,979
0.1
259,000  CDW LLC / CDW
Finance Corp., 5.100%,
03/01/2030 258,774
0.0
104,000
(2)
Concentrix Corp.,
6.600%,
08/02/2028 108,580
0.0
329,000
(1)
Constellation Software,
Inc./Canada, 5.158%,
02/16/2029 333,917
0.0
337,000  Fiserv, Inc., 5.150%,
03/15/2027 340,412
0.0
128,000  Fiserv, Inc., 5.150%,
08/12/2034 127,031
0.0
214,000
(1)
Foundry JV Holdco
LLC, 5.875%,
01/25/2034 214,723
0.0
488,000
(1)
Foundry JV Holdco
LLC, 5.900%,
01/25/2030 505,773
0.1
280,000
(1)
Foundry JV Holdco
LLC, 6.100%,
01/25/2036 286,996
0.0
282,000
(1)
Foundry JV Holdco
LLC, 6.200%,
01/25/2037 291,000
0.0
572,000  Hewlett Packard
Enterprise Co., 4.850%,
10/15/2031 566,333
0.1
383,000  Hewlett Packard
Enterprise Co., 5.000%,
10/15/2034 373,276
0.0
859,000  Hewlett Packard
Enterprise Co., 5.600%,
10/15/2054 817,846
0.1
222,000  HP, Inc., 2.650%,
06/17/2031 193,318
0.0
437,000  IBM International
Capital Pte Ltd.,
4.750%,
02/05/2031 437,627
0.1
43,000  Intel Corp., 2.800%,
08/12/2041 28,547
0.0
7,000
(2)
Intel Corp., 5.200%,
02/10/2033 6,914
0.0
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Technology: (continued)
25,000  Intel Corp., 5.600%,
02/21/2054 $ 22,750
0.0
88,000  Intel Corp., 5.700%,
02/10/2053 80,949
0.0
399,000  International Business
Machines Corp.,
3.500%,
05/15/2029 383,358
0.0
539,000  International Business
Machines Corp.,
4.800%,
02/10/2030 543,047
0.1
383,000
(2)
International Business
Machines Corp.,
5.000%,
02/10/2032 386,069
0.1
279,000  International Business
Machines Corp.,
5.200%,
02/10/2035 279,698
0.0
514,000  International Business
Machines Corp.,
5.700%,
02/10/2055 510,196
0.1
537,000  Intuit, Inc., 5.500%,
09/15/2053 534,451
0.1
262,000  Kyndryl Holdings, Inc.,
2.700%,
10/15/2028 243,439
0.0
233,000  Marvell Technology,
Inc., 5.750%,
02/15/2029 240,199
0.0
317,000  Micron Technology, Inc.,
5.800%,
01/15/2035 324,753
0.0
559,000
(1)
MSCI, Inc., 3.625%,
09/01/2030 517,583
0.1
265,000  NetApp, Inc., 5.500%,
03/17/2032 267,154
0.0
265,000  NetApp, Inc., 5.700%,
03/17/2035 264,708
0.0
48,000  NXP BV / NXP Funding
LLC / NXP USA, Inc.,
3.400%,
05/01/2030 44,787
0.0
233,000  NXP BV / NXP Funding
LLC / NXP USA, Inc.,
5.000%,
01/15/2033 229,942
0.0
769,000  Oracle Corp., 2.300%,
03/25/2028 722,459
0.1
67,000  Oracle Corp., 2.800%,
04/01/2027 64,898
0.0
137,000  Oracle Corp., 3.250%,
11/15/2027 132,833
0.0
245,000  Oracle Corp., 3.800%,
11/15/2037 206,546
0.0
29,000  Oracle Corp., 3.850%,
07/15/2036 25,148
0.0
90,000  Oracle Corp., 3.850%,
04/01/2060 61,908
0.0
28,000  Oracle Corp., 3.900%,
05/15/2035 24,935
0.0
540,000  Oracle Corp., 5.375%,
09/27/2054 492,794
0.1
227,000  Oracle Corp., 5.500%,
09/27/2064 205,957
0.0
204,000  Oracle Corp., 6.000%,
08/03/2055 203,882
0.0

PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (Unaudited) (continued)

Voya Intermediate Bond Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Technology: (continued)
173,000  Oracle Corp., 6.125%,
08/03/2065 $ 172,891
0.0
450,000  Qualcomm, Inc.,
6.000%,
05/20/2053 474,121
0.1
262,000  Synopsys, Inc., 5.000%,
04/01/2032 262,762
0.0
240,000  Take-Two Interactive
Software, Inc., 5.400%,
06/12/2029 246,071
0.0
262,000  Teledyne FLIR LLC,
2.500%,
08/01/2030 233,885
0.0
19,790,325
2.2
Utilities: 2.4%
482,000  AEP Texas, Inc.,
5.450%,
05/15/2029 493,511
0.1
141,000  AEP Transmission
Co. LLC, 5.150%,
04/01/2034 141,019
0.0
411,000  AES Corp., 2.450%,
01/15/2031 351,505
0.1
299,000
(1)
AES Corp., 3.950%,
07/15/2030 280,529
0.0
323,000  AES Corp., 5.450%,
06/01/2028 328,703
0.1
440,000  AES Corp., 5.800%,
03/15/2032 444,805
0.1
103,000  Alabama Power Co.,
5.850%,
11/15/2033 108,753
0.0
20,000
(1)
Alliant Energy
Finance LLC, 3.600%,
03/01/2032 18,074
0.0
377,000  Ameren Corp., 5.000%,
01/15/2029 380,657
0.1
135,000
(1)
American Transmission
Systems, Inc., 2.650%,
01/15/2032 116,001
0.0
283,000  Avangrid, Inc., 3.800%,
06/01/2029 272,579
0.0
198,000  Black Hills Corp.,
3.050%,
10/15/2029 183,902
0.0
105,000  Black Hills Corp.,
6.000%,
01/15/2035 108,752
0.0
201,000
(1)
Boston Gas Co.,
5.843%,
01/10/2035 206,228
0.0
199,000  CenterPoint Energy,
Inc., 5.400%,
06/01/2029 203,425
0.0
182,000
(3)
CMS Energy Corp.,
3.750%,
12/01/2050 160,107
0.0
367,000
(3)
CMS Energy Corp.,
4.750%,
06/01/2050 345,683
0.1
31,000  Commonwealth
Edison Co., 5.900%,
03/15/2036 32,618
0.0
77,000  Consolidated Edison
Co. of New York,
Inc. 05-A, 5.300%,
03/01/2035 78,155
0.0
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Utilities: (continued)
758,000  DTE Energy Co.,
5.100%,
03/01/2029 $ 768,273
0.1
381,000  DTE Energy Co.,
5.200%,
04/01/2030 386,025
0.1
137,000  Duke Energy Carolinas
LLC, 2.550%,
04/15/2031 121,535
0.0
27,000  Duke Energy Carolinas
LLC, 6.450%,
10/15/2032 29,469
0.0
152,000
(3)
Duke Energy Corp.,
6.450%,
09/01/2054 152,123
0.0
248,000  Duke Energy Florida
LLC, 2.400%,
12/15/2031 214,992
0.0
83,000  Duke Energy Florida
LLC, 5.875%,
11/15/2033 87,659
0.0
164,000
(1)
Duquesne Light
Holdings, Inc., 2.532%,
10/01/2030 144,790
0.0
220,000  Entergy Corp., 2.400%,
06/15/2031 189,752
0.0
141,000  Entergy Corp., 2.800%,
06/15/2030 127,691
0.0
184,000  Entergy Mississippi
LLC, 5.000%,
09/01/2033 182,371
0.0
466,000  Essential Utilities, Inc.,
2.704%,
04/15/2030 422,059
0.1
104,000  Essential Utilities, Inc.,
5.375%,
01/15/2034 104,585
0.0
167,000  Evergy Kansas
Central, Inc., 5.250%,
03/15/2035 167,742
0.0
73,000  Evergy Kansas
Central, Inc., 5.900%,
11/15/2033 76,518
0.0
262,000  Eversource Energy,
2.550%,
03/15/2031 230,455
0.0
77,000  Eversource Energy,
5.125%,
05/15/2033 76,172
0.0
129,000  Eversource Energy,
5.500%,
01/01/2034 129,668
0.0
295,000  Eversource Energy,
5.950%,
02/01/2029 306,508
0.0
69,000  Exelon Corp., 4.950%,
06/15/2035 66,528
0.0
434,000  Exelon Corp., 5.150%,
03/15/2028 441,113
0.1
377,000  Exelon Corp., 5.150%,
03/15/2029 383,505
0.1
363,000  FirstEnergy Corp. B,
3.900%,
07/15/2027 357,032
0.1
208,000  Florida Power &
Light Co., 4.625%,
05/15/2030 209,387
0.0
191,000  Florida Power &
Light Co., 5.300%,
06/15/2034 195,556
0.0

PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (Unaudited) (continued)

Voya Intermediate Bond Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Utilities: (continued)
24,000  Florida Power &
Light Co., 5.400%,
09/01/2035 $ 24,385
0.0
15,000  Florida Power &
Light Co., 5.650%,
02/01/2037 15,581
0.0
22,000  Indiana Michigan
Power Co., 6.050%,
03/15/2037 23,244
0.0
79,000  IPALCO Enterprises,
Inc., 4.250%,
05/01/2030 75,243
0.0
57,000
(1)
Jersey Central Power
& Light Co., 2.750%,
03/01/2032 49,285
0.0
74,000  Kentucky Utilities
Co. KENT, 5.450%,
04/15/2033 75,841
0.0
262,000
(1)(2)
Liberty Utilities Co.,
5.577%,
01/31/2029 268,275
0.0
315,000
(1)
Liberty Utilities Co.,
5.869%,
01/31/2034 321,151
0.1
74,000  Louisville Gas and
Electric Co. LOU,
5.450%,
04/15/2033 75,693
0.0
29,000  Mississippi Power Co.,
4.750%,
10/15/2041 25,530
0.0
340,000
(1)
Monongahela
Power Co., 3.550%,
05/15/2027 332,420
0.1
194,000
(1)
Monongahela
Power Co., 5.850%,
02/15/2034 200,328
0.0
64,000
(1)
Narragansett Electric
Co., 3.395%,
04/09/2030 60,229
0.0
262,000  National Grid PLC,
5.418%,
01/11/2034 264,611
0.0
506,000  National Rural Utilities
Cooperative Finance
Corp., 2.400%,
03/15/2030 457,212
0.1
146,000  National Rural Utilities
Cooperative Finance
Corp., 2.750%,
04/15/2032 127,120
0.0
32,000  National Rural Utilities
Cooperative Finance
Corp., 4.023%,
11/01/2032 30,196
0.0
54,000  National Rural Utilities
Cooperative Finance
Corp., 4.150%,
12/15/2032 51,074
0.0
274,000  National Rural Utilities
Cooperative Finance
Corp., 5.000%,
08/15/2034 272,226
0.0
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Utilities: (continued)
121,000
(3)
National Rural Utilities
Cooperative Finance
Corp., 5.250%,
04/20/2046 $ 118,887
0.0
29,000  National Rural Utilities
Cooperative Finance
Corp., 5.800%,
01/15/2033 30,383
0.0
384,000
(3)
National Rural Utilities
Cooperative Finance
Corp., 7.459%,
(TSFR3M + 3.172%),
04/30/2043 384,385
0.1
219,000  National Rural Utilities
Cooperative Finance
Corp., GMTN, 5.000%,
02/07/2031 223,197
0.0
22,000
(1)
New York State Electric
& Gas Corp., 3.250%,
12/01/2026 21,560
0.0
401,000  NextEra Energy Capital
Holdings, Inc., 1.875%,
01/15/2027 383,249
0.1
412,000
(3)
NextEra Energy Capital
Holdings, Inc., 3.800%,
03/15/2082 388,657
0.1
314,000  NextEra Energy Capital
Holdings, Inc., 5.300%,
03/15/2032 319,197
0.0
307,000
(3)
NextEra Energy Capital
Holdings, Inc., 6.375%,
08/15/2055 308,098
0.0
307,000
(3)
NextEra Energy Capital
Holdings, Inc., 6.500%,
08/15/2055 313,735
0.0
355,000
(1)
Niagara Mohawk
Power Corp., 1.960%,
06/27/2030 307,061
0.0
95,000
(1)
Niagara Mohawk
Power Corp., 5.664%,
01/17/2054 92,307
0.0
795,000
(1)
NorthWestern Corp.,
5.073%,
03/21/2030 801,078
0.1
156,000  NSTAR Electric Co.,
1.950%,
08/15/2031 132,318
0.0
83,000  NSTAR Electric Co.,
5.400%,
06/01/2034 84,457
0.0
121,000  OGE Energy Corp.,
5.450%,
05/15/2029 123,861
0.0
159,000  ONE Gas, Inc., 5.100%,
04/01/2029 162,392
0.0
74,000  Pacific Gas and
Electric Co., 4.300%,
03/15/2045 57,965
0.0
65,000  Pacific Gas and
Electric Co., 4.450%,
04/15/2042 53,224
0.0
37,000  PacifiCorp, 4.100%,
02/01/2042 29,987
0.0

PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (Unaudited) (continued)

Voya Intermediate Bond Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Utilities: (continued)
129,000  Public Service Electric
and Gas Co., MTN,
5.200%,
03/01/2034 $ 131,301
0.0
266,000  Public Service
Enterprise Group, Inc.,
2.450%,
11/15/2031 229,045
0.0
297,000  Public Service
Enterprise Group, Inc.,
4.900%,
03/15/2030 298,525
0.0
424,000  Public Service
Enterprise Group, Inc.,
5.200%,
04/01/2029 432,201
0.1
92,000  Public Service
Enterprise Group, Inc.,
5.400%,
03/15/2035 92,573
0.0
427,000
(3)
Sempra, 6.400%,
10/01/2054 406,073
0.1
1,785,000  South Jersey Industries,
Inc., 5.020%,
04/15/2031 1,516,226
0.2
503,000
(3)
Southern Co. 21-A,
3.750%,
09/15/2051 489,695
0.1
74,000  Southwestern Electric
Power Co., 5.300%,
04/01/2033 74,218
0.0
53,000  Southwestern Public
Service Co., 6.000%,
06/01/2054 53,684
0.0
311,000  Tennessee Valley
Authority, 5.250%,
02/01/2055 309,282
0.0
289,000  Tucson Electric
Power Co., 5.200%,
09/15/2034 287,305
0.0
134,000  WEC Energy Group,
Inc., 2.200%,
12/15/2028 123,050
0.0
133,000  Wisconsin Power and
Light Co., 5.375%,
03/30/2034 134,762
0.0
306,000  Xcel Energy, Inc.,
5.600%,
04/15/2035 307,436
0.0
21,797,532
2.4
Total Corporate Bonds/
Notes
(Cost $210,575,261)
210,864,224
23.0
U.S. GOVERNMENT AGENCY OBLIGATIONS: 19.2%
Federal Home Loan Mortgage Corporation: 2.9%
(4)
129,325
2.500
%,
05/01/2030 124,643
0.0
273,901
2.500
%,
05/01/2030 263,593
0.0
418,501
2.500
%,
06/01/2030 402,904
0.0
1,628,638
3.000
%,
03/01/2045 1,453,369
0.2
1,866,063
3.000
%,
03/01/2045 1,673,563
0.2
1,663,155
3.000
%,
04/01/2045 1,488,483
0.2
1,718,024
3.000
%,
04/01/2045 1,534,921
0.2
3,075,083
3.000
%,
10/01/2046 2,730,174
0.3
638,758
3.500
%,
08/01/2042 596,399
0.1
1,748,176
3.500
%,
03/01/2045 1,616,313
0.2
Principal
Amount† Value
Percentage
of Net
Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
Federal Home Loan Mortgage Corporation
(continued)
222,943
3.500
%,
04/01/2045 $ 205,390
0.0
765,492
3.500
%,
05/01/2045 705,535
0.1
333,738
3.500
%,
06/01/2045 307,185
0.0
441,262
3.500
%,
07/01/2045 410,538
0.0
504,028
3.500
%,
07/01/2045 467,001
0.1
249,230
3.500
%,
08/01/2045 229,915
0.0
367,723
3.500
%,
08/01/2045 341,508
0.0
438,451
3.500
%,
08/01/2045 403,383
0.0
463,134
3.500
%,
08/01/2045 430,885
0.1
509,298
3.500
%,
08/01/2045 470,251
0.1
503,037
3.500
%,
09/01/2045 463,429
0.1
683,973
3.500
%,
09/01/2045 634,365
0.1
813,917
3.500
%,
11/01/2045 748,858
0.1
437,843
4.000
%,
10/01/2041 419,855
0.1
459,291
4.000
%,
12/01/2041 440,466
0.1
120,531
4.000
%,
07/01/2045 114,332
0.0
69,892
4.000
%,
09/01/2045 66,141
0.0
599,765
4.000
%,
09/01/2045 568,020
0.1
1,077,741
4.000
%,
09/01/2045 1,022,307
0.1
1,187,762
4.000
%,
09/01/2045 1,126,666
0.1
508,089
4.000
%,
05/01/2047 482,945
0.1
166,356
4.000
%,
11/01/2047 156,746
0.0
154,369
4.000
%,
03/01/2048 146,179
0.0
671,392
4.000
%,
06/01/2048 640,234
0.1
3,114
4.500
%,
06/01/2039 3,081
0.0
8,684
4.500
%,
09/01/2040 8,569
0.0
31,314
4.500
%,
03/01/2041 30,915
0.0
146,471
4.500
%,
08/01/2041 144,030
0.0
246,936
4.500
%,
08/01/2041 243,941
0.0
93,350
4.500
%,
09/01/2041 91,987
0.0
107,878
4.500
%,
09/01/2041 106,469
0.0
212,569
4.500
%,
09/01/2041 209,903
0.0
652,688
4.500
%,
09/01/2041 640,128
0.1
6,197
5.000
%,
05/01/2028 6,236
0.0
43,960
5.000
%,
05/01/2035 44,311
0.0
139,590
5.000
%,
01/01/2041 141,047
0.0
76,754
5.000
%,
04/01/2041 76,525
0.0
4,549
5.500
%,
03/01/2034 4,638
0.0
699
5.500
%,
05/01/2036 704
0.0
32,506
5.500
%,
06/01/2036 33,257
0.0
3,795
5.500
%,
12/01/2036 3,890
0.0
18,497
5.500
%,
03/01/2037 18,591
0.0
4,699
5.500
%,
04/01/2037 4,793
0.0
30,196
5.500
%,
05/01/2037 30,821
0.0
51,179
5.500
%,
07/01/2037 52,216
0.0
6,452
5.500
%,
09/01/2037 6,614
0.0
5,587
5.500
%,
10/01/2037 5,697
0.0
17,551
5.500
%,
11/01/2037 17,914
0.0
16,062
5.500
%,
12/01/2037 16,351
0.0
57,194
5.500
%,
12/01/2037 58,342
0.0
3,351
5.500
%,
01/01/2038 3,423
0.0
3,625
5.500
%,
01/01/2038 3,703
0.0
37,522
5.500
%,
02/01/2038 38,298
0.0
51,627
5.500
%,
02/01/2038 52,579
0.0
38,539
5.500
%,
03/01/2038 39,281
0.0
44,751
5.500
%,
04/01/2038 45,612
0.0
3,945
5.500
%,
05/01/2038 4,016
0.0
42,529
5.500
%,
05/01/2038 43,287
0.0

PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (Unaudited) (continued)

Voya Intermediate Bond Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
Federal Home Loan Mortgage Corporation
(continued)
29,442
5.500
%,
06/01/2038 $ 29,884
0.0
97,780
5.500
%,
06/01/2038 99,523
0.0
90,380
5.500
%,
07/01/2038 92,157
0.0
3,258
5.500
%,
08/01/2038 3,304
0.0
18,211
5.500
%,
08/01/2038 18,539
0.0
20,721
5.500
%,
09/01/2038 21,095
0.0
17,990
5.500
%,
10/01/2038 18,325
0.0
20,868
5.500
%,
10/01/2038 21,244
0.0
2,030
5.500
%,
11/01/2038 2,066
0.0
66,209
5.500
%,
11/01/2038 67,456
0.0
3,939
5.500
%,
12/01/2038 4,009
0.0
7,093
5.500
%,
12/01/2038 7,271
0.0
15,604
5.500
%,
01/01/2039 15,891
0.0
36,868
5.500
%,
03/01/2039 37,525
0.0
13,682
5.500
%,
07/01/2039 13,954
0.0
8,891
5.500
%,
12/01/2039 9,054
0.0
58,913
5.500
%,
03/01/2040 59,988
0.0
19,897
5.500
%,
08/01/2040 20,252
0.0
33,252
5.500
%,
08/01/2040 33,846
0.0
39,289
5.500
%,
08/01/2040 40,005
0.0
71,331
6.000
%,
09/01/2027 72,552
0.0
2,548
6.000
%,
02/01/2029 2,601
0.0
3,397
6.000
%,
05/01/2035 3,487
0.0
159,803
6.000
%,
03/01/2037 166,917
0.0
1,379
6.000
%,
05/01/2037 1,441
0.0
19,092
6.000
%,
07/01/2037 19,941
0.0
4,751
6.000
%,
08/01/2037 4,949
0.0
22,032
6.000
%,
08/01/2037 23,008
0.0
102,535
6.000
%,
09/01/2037 107,100
0.0
321
6.000
%,
10/01/2037 334
0.0
4,954
6.000
%,
11/01/2037 5,173
0.0
1,631
6.000
%,
12/01/2037 1,675
0.0
4,739
6.000
%,
12/01/2037 4,950
0.0
125,327
6.000
%,
01/01/2038 130,909
0.0
719
6.000
%,
04/01/2038 751
0.0
4,703
6.000
%,
06/01/2038 4,867
0.0
278
6.000
%,
07/01/2038 287
0.0
9,469
6.000
%,
08/01/2038 9,750
0.0
34,052
6.000
%,
11/01/2038 35,378
0.0
10,341
6.000
%,
05/01/2039 10,696
0.0
6,363
6.000
%,
08/01/2039 6,558
0.0
1,519
6.000
%,
09/01/2039 1,556
0.0
322,792
6.500
%,
09/01/2034 334,715
0.0
3,134
(3)
6.673
%, (H15T1Y +
2.250%),
11/01/2031 3,192
0.0
25,400
(3)
7.068
%, (RFUCCT1Y +
1.345%),
09/01/2035 26,040
0.0
1,366
(3)
7.125
%, (H15T1Y +
2.250%),
04/01/2032 1,392
0.0
166,610
(3)
7.427
%, (RFUCCT1Y +
1.740%),
06/01/2035 172,309
0.0
20,856
(3)
7.432
%, (H15T1Y +
2.436%),
01/01/2029 20,927
0.0
26,906,508
2.9
Federal National Mortgage Association: 0.1%
(4)
755
(3)
4.485
%, (ECOFC +
1.257%),
05/01/2036 746
0.0
Principal
Amount† Value
Percentage
of Net
Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
Federal National Mortgage Association (continued)
4,936
(3)
4.955
%, (ECOFC +
1.932%),
12/01/2036 $ 4,898
0.0
17,193
(3)
5.886
%, (12MTA +
1.200%),
08/01/2042 17,258
0.0
25,928
(3)
5.886
%, (12MTA +
1.200%),
08/01/2042 26,094
0.0
8,377
(3)
5.886
%, (12MTA +
1.200%),
10/01/2044 8,464
0.0
13,480
(3)
5.886
%, (12MTA +
1.200%),
10/01/2044 13,519
0.0
10,708
(3)
5.935
%, (RFUCCT1M +
1.560%),
02/01/2033 10,750
0.0
8,245
(3)
5.998
%, (RFUCCT6M +
1.373%),
09/01/2035 8,255
0.0
24,883
(3)
6.452
%, (RFUCCT1Y +
1.594%),
02/01/2034 25,113
0.0
108,844
(3)
6.534
%, (RFUCCT1Y +
1.659%),
10/01/2035 110,759
0.0
5,652
(3)
6.585
%, (H15T1Y +
2.210%),
04/01/2032 5,748
0.0
44,176
(3)
6.602
%, (RFUCCT1Y +
1.552%),
04/01/2035 44,700
0.0
16,321
(3)
6.675
%, (RFUCCT1Y +
1.675%),
02/01/2035 16,644
0.0
208,459
(3)
6.904
%, (H15T1Y +
1.805%),
08/01/2035 212,006
0.1
762
(3)
6.941
%, (H15T1Y +
2.215%),
09/01/2031 767
0.0
52,257
(3)
7.175
%, (H15T1Y +
2.175%),
10/01/2035 53,447
0.0
9,519
(3)
7.223
%, (RFUCCT1Y +
1.473%),
08/01/2035 9,666
0.0
81,416
(3)
7.435
%, (RFUCCT1Y +
1.810%),
09/01/2034 83,565
0.0
652,399
0.1
Government National Mortgage Association: 4.1%
3,570,856
2.500
%,
08/20/2051 3,048,889
0.3
2,905,865
2.500
%,
09/20/2051 2,481,102
0.3
1,506,850
2.500
%,
11/20/2051 1,286,587
0.1
3,048,936
2.500
%,
12/20/2051 2,603,260
0.3
4,881,890
2.500
%,
03/20/2052 4,168,283
0.5
4,148,866
2.500
%,
04/20/2052 3,542,409
0.4
4,440,668
3.000
%,
04/20/2045 3,999,579
0.4
801,346
3.000
%,
11/20/2051 711,416
0.1
879,090
3.000
%,
03/20/2052 777,729
0.1
1,628,253
3.500
%,
07/20/2046 1,478,988
0.2
235,806
3.500
%,
07/20/2047 218,192
0.0
2,182,821
3.500
%,
01/20/2048 2,023,346
0.2
298,203
4.000
%,
11/20/2040 286,418
0.0
534,052
4.000
%,
03/20/2046 508,965
0.1
474,498
4.500
%,
08/20/2041 466,772
0.1
217,384
4.500
%,
01/20/2047 212,769
0.0
3,008
5.000
%,
11/15/2035 3,002
0.0
3,805
5.000
%,
11/15/2035 3,857
0.0
10,928
5.000
%,
11/15/2035 10,907
0.0
12,285
5.000
%,
06/15/2037 12,268
0.0
25,531
5.000
%,
03/15/2038 25,458
0.0
42,620
5.000
%,
03/15/2038 42,876
0.0
2,165
5.000
%,
06/15/2038 2,162
0.0

PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (Unaudited) (continued)

Voya Intermediate Bond Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
Government National Mortgage Association
(continued)
731
5.000
%,
09/15/2038 $ 736
0.0
7,320
5.000
%,
11/15/2038 7,337
0.0
25,576
5.000
%,
11/15/2038 25,956
0.0
6,641
5.000
%,
12/15/2038 6,740
0.0
34,912
5.000
%,
12/15/2038 35,388
0.0
31,887
5.000
%,
01/15/2039 32,362
0.0
61,503
5.000
%,
01/15/2039 62,380
0.0
14,467
5.000
%,
02/15/2039 14,446
0.0
33,175
5.000
%,
02/15/2039 33,669
0.0
51,080
5.000
%,
02/15/2039 51,757
0.0
1,363
5.000
%,
03/15/2039 1,383
0.0
39,312
5.000
%,
03/15/2039 39,256
0.0
43,154
5.000
%,
03/15/2039 43,732
0.0
66,167
5.000
%,
03/15/2039 67,053
0.0
42,703
5.000
%,
04/15/2039 43,338
0.0
155
5.000
%,
05/15/2039 154
0.0
27,050
5.000
%,
05/15/2039 27,413
0.0
57,753
5.000
%,
05/15/2039 58,527
0.0
35,316
5.000
%,
07/15/2039 35,837
0.0
26,077
5.000
%,
09/15/2039 26,273
0.0
6,709
5.000
%,
11/15/2039 6,688
0.0
1,005
5.000
%,
04/15/2040 1,016
0.0
6,171
5.000
%,
06/15/2040 6,258
0.0
13,580
5.000
%,
09/15/2040 13,778
0.0
27,140
5.000
%,
10/15/2040 27,541
0.0
42,848
5.000
%,
05/15/2042 42,871
0.0
148,204
5.000
%,
02/20/2043 150,269
0.0
8,666,000
(5)
5.500
%,
04/20/2055 8,685,164
1.0
37,462,556
4.1
Uniform Mortgage-Backed Securities: 12.1%
3,445,143
2.000
%,
10/01/2050 2,765,730
0.3
852,463
2.000
%,
11/01/2051 690,321
0.1
2,342,713
2.000
%,
11/01/2051 1,893,593
0.2
4,376,537
2.000
%,
12/01/2051 3,491,877
0.4
5,531,566
2.000
%,
12/01/2051 4,440,223
0.5
1,621,459
2.000
%,
02/01/2052 1,306,354
0.2
2,960,068
2.000
%,
02/01/2052 2,388,318
0.3
2,806,475
2.000
%,
03/01/2052 2,235,085
0.3
577,378
2.500
%,
05/01/2030 556,807
0.1
468,087
2.500
%,
07/01/2030 450,455
0.1
1,651,750
2.500
%,
11/01/2051 1,384,538
0.2
3,147,518
2.500
%,
12/01/2051 2,657,291
0.3
3,958,163
2.500
%,
12/01/2051 3,344,248
0.4
2,141,029
2.500
%,
02/01/2052 1,811,098
0.2
3,487,257
2.500
%,
02/01/2052 2,935,811
0.3
3,529,731
2.500
%,
02/01/2052 2,969,243
0.3
4,150,503
2.500
%,
02/01/2052 3,492,149
0.4
5,393,527
2.500
%,
02/01/2052 4,554,170
0.5
598,552
3.000
%,
09/01/2030 582,390
0.1
643,960
3.000
%,
08/01/2043 579,483
0.1
1,107,253
3.000
%,
09/01/2043 996,376
0.1
2,501,771
3.000
%,
08/01/2046 2,224,870
0.3
242,283
3.000
%,
09/01/2046 214,924
0.0
2,011,657
3.000
%,
02/01/2052 1,762,205
0.2
355,769
3.500
%,
12/01/2041 331,765
0.1
63,043
3.500
%,
08/01/2042 58,789
0.0
309,171
3.500
%,
08/01/2042 286,928
0.1
251,347
3.500
%,
10/01/2042 234,381
0.0
Principal
Amount† Value
Percentage
of Net
Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
Uniform Mortgage-Backed Securities (continued)
429,556
3.500
%,
10/01/2042 $ 400,563
0.1
190,520
3.500
%,
03/01/2043 177,662
0.0
1,517,720
3.500
%,
01/01/2046 1,398,930
0.2
2,520,055
3.500
%,
02/01/2046 2,319,800
0.3
1,973,024
3.500
%,
08/01/2046 1,816,217
0.2
1,765,226
3.500
%,
09/01/2047 1,613,033
0.2
1,842,813
3.500
%,
02/01/2052 1,670,174
0.2
1,032
4.000
%,
05/01/2029 1,023
0.0
10,320
4.000
%,
11/01/2030 10,234
0.0
5,697
4.000
%,
02/01/2031 5,644
0.0
3,457
4.000
%,
10/01/2031 3,421
0.0
161,466
4.000
%,
07/01/2042 155,118
0.0
353,081
4.000
%,
07/01/2042 339,753
0.1
1,342,836
4.000
%,
07/01/2042 1,291,303
0.2
121,644
4.000
%,
08/01/2042 117,509
0.0
1,122,897
4.000
%,
08/01/2043 1,078,054
0.1
1,819,774
4.000
%,
09/01/2043 1,747,671
0.2
61,026
4.000
%,
10/01/2043 58,469
0.0
132,600
4.000
%,
10/01/2043 126,825
0.0
330,696
4.000
%,
06/01/2045 313,286
0.1
663,809
4.000
%,
07/01/2045 631,434
0.1
1,371,563
4.000
%,
07/01/2045 1,303,083
0.2
2,451,700
4.000
%,
02/01/2046 2,322,625
0.3
481,937
4.000
%,
06/01/2047 457,139
0.1
60,829
4.000
%,
03/01/2048 57,327
0.0
268,079
4.000
%,
03/01/2048 253,032
0.0
2,061,361
4.000
%,
09/01/2048 1,946,410
0.2
1,001
4.500
%,
10/01/2025 998
0.0
6,416
4.500
%,
07/01/2026 6,397
0.0
127,308
4.500
%,
04/01/2029 127,151
0.0
2,017
4.500
%,
06/01/2029 2,016
0.0
24,385
4.500
%,
06/01/2029 24,308
0.0
25,041
4.500
%,
07/01/2029 25,034
0.0
608
4.500
%,
10/01/2029 608
0.0
4,248
4.500
%,
06/01/2030 4,229
0.0
142,249
4.500
%,
10/01/2030 142,279
0.0
24,852
4.500
%,
02/01/2031 24,738
0.0
21,510
4.500
%,
05/01/2031 21,552
0.0
18,576
4.500
%,
10/01/2033 18,423
0.0
8,061
4.500
%,
01/01/2034 7,980
0.0
1,746
4.500
%,
07/01/2034 1,715
0.0
2,746
4.500
%,
09/01/2035 2,687
0.0
13,681
4.500
%,
09/01/2035 13,463
0.0
18,143
4.500
%,
11/01/2035 17,818
0.0
106,379
4.500
%,
02/01/2036 103,287
0.0
35,910
4.500
%,
01/01/2037 35,353
0.0
18,824
4.500
%,
09/01/2037 18,642
0.0
1,386
4.500
%,
02/01/2038 1,369
0.0
10,073
4.500
%,
01/01/2039 9,954
0.0
16,911
4.500
%,
02/01/2039 16,711
0.0
8,329
4.500
%,
04/01/2039 8,231
0.0
22,537
4.500
%,
04/01/2039 22,270
0.0
41,811
4.500
%,
04/01/2039 41,058
0.0
210
4.500
%,
05/01/2039 207
0.0
2,381
4.500
%,
05/01/2039 2,353
0.0
7,449
4.500
%,
05/01/2039 7,361
0.0
39,659
4.500
%,
05/01/2039 39,181
0.0
43,370
4.500
%,
05/01/2039 42,856
0.0
47,226
4.500
%,
05/01/2039 46,667
0.0

PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (Unaudited) (continued)

Voya Intermediate Bond Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
Uniform Mortgage-Backed Securities (continued)
488,994
4.500
%,
05/01/2039 $ 483,207
0.1
3,976
4.500
%,
06/01/2039 3,927
0.0
61,760
4.500
%,
06/01/2039 61,029
0.0
8,699
4.500
%,
07/01/2039 8,596
0.0
13,762
4.500
%,
07/01/2039 13,599
0.0
29,864
4.500
%,
07/01/2039 29,511
0.0
29,674
4.500
%,
08/01/2039 29,323
0.0
34,791
4.500
%,
08/01/2039 34,165
0.0
59,037
4.500
%,
08/01/2039 58,338
0.0
110,275
4.500
%,
08/01/2039 108,959
0.0
107,320
4.500
%,
09/01/2039 105,388
0.0
92,115
4.500
%,
10/01/2039 91,025
0.0
5,886
4.500
%,
11/01/2039 5,815
0.0
51,971
4.500
%,
11/01/2039 51,308
0.0
2,923
4.500
%,
12/01/2039 2,889
0.0
6,039
4.500
%,
12/01/2039 5,958
0.0
3,057
4.500
%,
01/01/2040 3,019
0.0
203,497
4.500
%,
01/01/2040 200,644
0.0
48,684
4.500
%,
02/01/2040 48,088
0.0
94,384
4.500
%,
02/01/2040 93,228
0.0
29,890
4.500
%,
04/01/2040 29,530
0.0
295,966
4.500
%,
04/01/2040 292,310
0.1
30,926
4.500
%,
05/01/2040 30,540
0.0
128,800
4.500
%,
05/01/2040 127,039
0.0
1,926
4.500
%,
06/01/2040 1,901
0.0
19,192
4.500
%,
06/01/2040 18,953
0.0
34,179
4.500
%,
06/01/2040 33,754
0.0
61,337
4.500
%,
06/01/2040 60,573
0.0
159,619
4.500
%,
06/01/2040 157,648
0.0
8,568
4.500
%,
07/01/2040 8,449
0.0
48,219
4.500
%,
07/01/2040 47,594
0.0
67,544
4.500
%,
07/01/2040 66,710
0.0
1,216
4.500
%,
08/01/2040 1,202
0.0
2,792
4.500
%,
08/01/2040 2,753
0.0
15,767
4.500
%,
08/01/2040 15,550
0.0
17,523
4.500
%,
08/01/2040 17,294
0.0
38,496
4.500
%,
08/01/2040 37,997
0.0
39,286
4.500
%,
08/01/2040 38,773
0.0
42,325
4.500
%,
08/01/2040 41,299
0.0
5,693
4.500
%,
09/01/2040 5,620
0.0
9,828
4.500
%,
09/01/2040 9,698
0.0
11,497
4.500
%,
09/01/2040 11,257
0.0
15,624
4.500
%,
09/01/2040 15,415
0.0
16,111
4.500
%,
09/01/2040 15,887
0.0
68,911
4.500
%,
09/01/2040 67,853
0.0
117,355
4.500
%,
09/01/2040 115,869
0.0
16,049
4.500
%,
10/01/2040 15,823
0.0
16,650
4.500
%,
10/01/2040 16,432
0.0
51,328
4.500
%,
10/01/2040 50,281
0.0
73,379
4.500
%,
10/01/2040 72,466
0.0
98,666
4.500
%,
10/01/2040 97,498
0.0
26,212
4.500
%,
11/01/2040 25,866
0.0
28,936
4.500
%,
11/01/2040 28,554
0.0
110,732
4.500
%,
11/01/2040 107,752
0.0
206,632
4.500
%,
11/01/2040 203,824
0.0
604,671
4.500
%,
11/01/2040 597,079
0.1
1,842
4.500
%,
12/01/2040 1,819
0.0
10,666
4.500
%,
12/01/2040 10,474
0.0
13,469
4.500
%,
12/01/2040 13,300
0.0
Principal
Amount† Value
Percentage
of Net
Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
Uniform Mortgage-Backed Securities (continued)
14,009
4.500
%,
12/01/2040 $ 13,823
0.0
20,795
4.500
%,
12/01/2040 20,538
0.0
26,445
4.500
%,
12/01/2040 26,094
0.0
63,550
4.500
%,
12/01/2040 62,667
0.0
64,940
4.500
%,
12/01/2040 63,944
0.0
126,553
4.500
%,
12/01/2040 124,924
0.0
10,690
4.500
%,
01/01/2041 10,542
0.0
24,809
4.500
%,
01/01/2041 24,479
0.0
76,053
4.500
%,
01/01/2041 74,589
0.0
137,862
4.500
%,
01/01/2041 135,818
0.0
259,588
4.500
%,
01/01/2041 256,007
0.0
12,876
4.500
%,
02/01/2041 12,705
0.0
32,061
4.500
%,
02/01/2041 31,648
0.0
43,524
4.500
%,
02/01/2041 42,938
0.0
45,354
4.500
%,
02/01/2041 44,747
0.0
51,003
4.500
%,
02/01/2041 49,713
0.0
2,437
4.500
%,
03/01/2041 2,405
0.0
10,347
4.500
%,
03/01/2041 10,006
0.0
11,716
4.500
%,
03/01/2041 11,562
0.0
14,826
4.500
%,
03/01/2041 14,625
0.0
22,962
4.500
%,
03/01/2041 22,690
0.0
30,867
4.500
%,
03/01/2041 30,467
0.0
48,814
4.500
%,
03/01/2041 48,191
0.0
63,921
4.500
%,
03/01/2041 63,164
0.0
107,595
4.500
%,
03/01/2041 105,462
0.0
3,167
4.500
%,
04/01/2041 3,121
0.0
14,104
4.500
%,
04/01/2041 13,772
0.0
22,422
4.500
%,
04/01/2041 22,126
0.0
66,586
4.500
%,
04/01/2041 64,801
0.0
127,098
4.500
%,
04/01/2041 125,358
0.0
227,324
4.500
%,
04/01/2041 224,165
0.0
2,086
4.500
%,
05/01/2041 2,057
0.0
2,707
4.500
%,
05/01/2041 2,675
0.0
9,452
4.500
%,
05/01/2041 9,327
0.0
10,309
4.500
%,
05/01/2041 10,108
0.0
15,634
4.500
%,
05/01/2041 15,419
0.0
121,165
4.500
%,
05/01/2041 118,869
0.0
129,429
4.500
%,
05/01/2041 127,001
0.0
149,281
4.500
%,
05/01/2041 147,160
0.0
235,406
4.500
%,
05/01/2041 232,061
0.0
8,183
4.500
%,
06/01/2041 8,071
0.0
43,854
4.500
%,
06/01/2041 43,068
0.0
160,950
4.500
%,
06/01/2041 158,232
0.0
1,200
4.500
%,
07/01/2041 1,176
0.0
2,323
4.500
%,
07/01/2041 2,291
0.0
6,749
4.500
%,
07/01/2041 6,654
0.0
14,005
4.500
%,
07/01/2041 13,817
0.0
29,714
4.500
%,
07/01/2041 29,009
0.0
60,436
4.500
%,
07/01/2041 59,646
0.0
114,749
4.500
%,
07/01/2041 113,118
0.0
10,964
4.500
%,
08/01/2041 10,814
0.0
19,442
4.500
%,
08/01/2041 18,860
0.0
36,088
4.500
%,
08/01/2041 35,412
0.0
57,267
4.500
%,
08/01/2041 56,471
0.0
75,918
4.500
%,
08/01/2041 74,894
0.0
100,069
4.500
%,
08/01/2041 97,931
0.0
116,874
4.500
%,
08/01/2041 113,656
0.0
143,795
4.500
%,
08/01/2041 141,292
0.0
2,980
4.500
%,
09/01/2041 2,938
0.0

PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (Unaudited) (continued)

Voya Intermediate Bond Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
Uniform Mortgage-Backed Securities (continued)
8,049
4.500
%,
09/01/2041 $ 7,939
0.0
39,942
4.500
%,
09/01/2041 39,288
0.0
345,266
4.500
%,
09/01/2041 339,791
0.1
12,719
4.500
%,
10/01/2041 12,561
0.0
20,750
4.500
%,
10/01/2041 20,410
0.0
39,923
4.500
%,
10/01/2041 38,927
0.0
77,241
4.500
%,
10/01/2041 76,151
0.0
108,302
4.500
%,
10/01/2041 106,640
0.0
168,155
4.500
%,
10/01/2041 166,009
0.0
356,401
4.500
%,
10/01/2041 349,647
0.1
777,998
4.500
%,
10/01/2041 762,455
0.1
2,087
4.500
%,
11/01/2041 2,058
0.0
168,909
4.500
%,
11/01/2041 166,509
0.0
160,701
4.500
%,
12/01/2041 157,594
0.0
382,729
4.500
%,
12/01/2041 376,463
0.1
7,023
4.500
%,
01/01/2042 6,937
0.0
9,560
4.500
%,
01/01/2042 9,477
0.0
16,709
4.500
%,
01/01/2042 16,409
0.0
30,658
4.500
%,
03/01/2042 30,030
0.0
24,956
4.500
%,
04/01/2042 24,151
0.0
10,118
4.500
%,
06/01/2042 9,926
0.0
3,981
4.500
%,
08/01/2042 3,929
0.0
3,779
4.500
%,
09/01/2042 3,657
0.0
6,019
4.500
%,
01/01/2043 5,842
0.0
3,739
4.500
%,
12/01/2043 3,662
0.0
39,979
4.500
%,
04/01/2047 39,051
0.0
19,382
4.500
%,
05/01/2047 18,892
0.0
44,755
4.500
%,
06/01/2047 43,624
0.0
64,867
4.500
%,
06/01/2047 63,227
0.0
60,654
4.500
%,
07/01/2047 59,409
0.0
229,273
4.500
%,
07/01/2047 223,478
0.0
15,410
4.500
%,
08/01/2047 15,017
0.0
6,009,769
4.500
%,
12/01/2054 5,751,001
0.6
2,991
5.000
%,
04/01/2026 2,983
0.0
3,546
5.000
%,
05/01/2026 3,536
0.0
3,127
5.000
%,
08/01/2027 3,126
0.0
3,688
5.000
%,
04/01/2028 3,706
0.0
4,140,166
5.000
%,
05/01/2042 4,178,019
0.5
562,928
5.000
%,
09/01/2052 553,852
0.1
393
5.500
%,
07/01/2026 393
0.0
958
5.500
%,
12/01/2027 966
0.0
6,063
5.500
%,
04/01/2028 6,102
0.0
1,675
5.500
%,
08/01/2028 1,694
0.0
2,271
5.500
%,
01/01/2029 2,294
0.0
22,783
5.500
%,
10/01/2029 23,081
0.0
20,169
5.500
%,
04/01/2033 20,388
0.0
9,775
5.500
%,
10/01/2033 9,964
0.0
405
5.500
%,
11/01/2033 416
0.0
1,748
5.500
%,
11/01/2033 1,774
0.0
2,698
5.500
%,
11/01/2033 2,729
0.0
3,237
5.500
%,
11/01/2033 3,287
0.0
569
5.500
%,
12/01/2033 574
0.0
8,496
5.500
%,
12/01/2033 8,671
0.0
21,836
5.500
%,
12/01/2033 22,241
0.0
48,906
5.500
%,
12/01/2033 49,822
0.0
149,567
5.500
%,
12/01/2033 151,643
0.0
137
5.500
%,
01/01/2034 139
0.0
2,783
5.500
%,
01/01/2034 2,807
0.0
7,136
5.500
%,
01/01/2034 7,285
0.0
Principal
Amount† Value
Percentage
of Net
Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
Uniform Mortgage-Backed Securities (continued)
11,850
5.500
%,
01/01/2034 $ 11,848
0.0
53,747
5.500
%,
01/01/2034 54,765
0.0
2,232
5.500
%,
06/01/2034 2,279
0.0
3,757
5.500
%,
11/01/2034 3,803
0.0
20,996
5.500
%,
11/01/2034 21,393
0.0
439
5.500
%,
12/01/2034 448
0.0
6,223
5.500
%,
01/01/2035 6,343
0.0
13,604
5.500
%,
01/01/2035 13,890
0.0
18,359
5.500
%,
01/01/2035 18,670
0.0
5,253
5.500
%,
02/01/2035 5,379
0.0
4,067
5.500
%,
07/01/2035 4,164
0.0
343,412
5.500
%,
08/01/2035 351,186
0.1
1,430
5.500
%,
10/01/2035 1,489
0.0
262
5.500
%,
11/01/2035 267
0.0
23,771
5.500
%,
11/01/2035 24,338
0.0
335
5.500
%,
12/01/2035 343
0.0
359
5.500
%,
12/01/2035 366
0.0
6,177
5.500
%,
12/01/2035 6,324
0.0
48,709
5.500
%,
12/01/2035 49,873
0.0
4,418
5.500
%,
01/01/2036 4,523
0.0
35,752
5.500
%,
01/01/2036 36,606
0.0
355
5.500
%,
02/01/2036 362
0.0
5,295
5.500
%,
04/01/2036 5,421
0.0
309
5.500
%,
08/01/2036 316
0.0
21,004
5.500
%,
09/01/2036 21,410
0.0
33,669
5.500
%,
09/01/2036 34,362
0.0
537
5.500
%,
12/01/2036 550
0.0
824
5.500
%,
12/01/2036 840
0.0
57,287
5.500
%,
12/01/2036 58,469
0.0
61,566
5.500
%,
12/01/2036 62,987
0.0
5,215
5.500
%,
01/01/2037 5,324
0.0
28,984
5.500
%,
01/01/2037 29,629
0.0
48,285
5.500
%,
02/01/2037 49,321
0.0
123,040
5.500
%,
03/01/2037 125,039
0.0
5,694
5.500
%,
04/01/2037 5,812
0.0
394
5.500
%,
05/01/2037 401
0.0
1,150
5.500
%,
05/01/2037 1,164
0.0
6,293
5.500
%,
05/01/2037 6,412
0.0
11,601
5.500
%,
05/01/2037 11,831
0.0
12,146
5.500
%,
06/01/2037 12,362
0.0
27,044
5.500
%,
06/01/2037 27,602
0.0
13,312
5.500
%,
07/01/2037 13,520
0.0
6,879
5.500
%,
08/01/2037 7,037
0.0
18,703
5.500
%,
08/01/2037 19,150
0.0
21,416
5.500
%,
08/01/2037 21,823
0.0
51,157
5.500
%,
09/01/2037 52,171
0.0
265
5.500
%,
11/01/2037 269
0.0
175,724
5.500
%,
01/01/2038 178,954
0.0
348
5.500
%,
02/01/2038 354
0.0
547
5.500
%,
02/01/2038 556
0.0
3,347
5.500
%,
03/01/2038 3,403
0.0
165,657
5.500
%,
03/01/2038 168,500
0.0
229
5.500
%,
04/01/2038 233
0.0
7,737
5.500
%,
04/01/2038 7,863
0.0
25,716
5.500
%,
04/01/2038 26,142
0.0
1,379
5.500
%,
05/01/2038 1,404
0.0
4,648
5.500
%,
05/01/2038 4,733
0.0
47,340
5.500
%,
05/01/2038 47,991
0.0
10,535
5.500
%,
06/01/2038 10,709
0.0

PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (Unaudited) (continued)

Voya Intermediate Bond Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
Uniform Mortgage-Backed Securities (continued)
39,439
5.500
%,
06/01/2038 $ 40,188
0.0
192
5.500
%,
07/01/2038 195
0.0
19,665
5.500
%,
07/01/2038 19,999
0.0
22,692
5.500
%,
07/01/2038 23,151
0.0
23,271
5.500
%,
07/01/2038 23,656
0.0
4,961
5.500
%,
08/01/2038 5,080
0.0
10,428
5.500
%,
08/01/2038 10,601
0.0
33,268
5.500
%,
08/01/2038 33,818
0.0
24,815
5.500
%,
11/01/2038 25,403
0.0
88,141
5.500
%,
11/01/2038 89,708
0.0
103
5.500
%,
12/01/2038 105
0.0
16,086
5.500
%,
12/01/2038 16,401
0.0
24,675
5.500
%,
01/01/2039 25,184
0.0
47,251
5.500
%,
01/01/2039 48,207
0.0
159,254
5.500
%,
01/01/2039 162,279
0.0
9,602
5.500
%,
03/01/2039 9,774
0.0
81,951
5.500
%,
06/01/2039 83,491
0.0
145,706
5.500
%,
06/01/2039 148,831
0.0
8,163
5.500
%,
07/01/2041 8,298
0.0
157,715
5.500
%,
09/01/2041 161,481
0.0
5,601,989
5.500
%,
02/01/2054 5,598,278
0.6
1,094,000
(5)
5.500
%,
04/01/2055 1,092,717
0.1
24,006
6.000
%,
11/01/2028 24,390
0.0
159
6.000
%,
04/01/2031 165
0.0
169
6.000
%,
01/01/2032 172
0.0
279
6.000
%,
11/01/2032 284
0.0
400
6.000
%,
11/01/2032 407
0.0
21,171
6.000
%,
01/01/2033 21,807
0.0
1,632
6.000
%,
09/01/2033 1,688
0.0
287
6.000
%,
01/01/2034 296
0.0
9,469
6.000
%,
06/01/2035 9,621
0.0
2,417
6.000
%,
07/01/2035 2,504
0.0
3,956
6.000
%,
07/01/2035 4,052
0.0
4,757
6.000
%,
07/01/2035 4,896
0.0
5,478
6.000
%,
07/01/2035 5,703
0.0
308
6.000
%,
10/01/2035 315
0.0
790
6.000
%,
10/01/2035 803
0.0
23,940
6.000
%,
11/01/2035 24,723
0.0
1,907
6.000
%,
12/01/2035 1,951
0.0
21,421
6.000
%,
12/01/2035 22,333
0.0
3,322
6.000
%,
01/01/2036 3,426
0.0
13,748
6.000
%,
02/01/2036 14,343
0.0
24,144
6.000
%,
02/01/2036 25,187
0.0
5,199
6.000
%,
03/01/2036 5,327
0.0
15,715
6.000
%,
03/01/2036 16,411
0.0
9,625
6.000
%,
04/01/2036 10,014
0.0
20,619
6.000
%,
04/01/2036 21,507
0.0
6,362
6.000
%,
05/01/2036 6,478
0.0
289
6.000
%,
06/01/2036 299
0.0
1,580
6.000
%,
06/01/2036 1,630
0.0
1,046
6.000
%,
07/01/2036 1,076
0.0
1,210
6.000
%,
07/01/2036 1,236
0.0
8,963
6.000
%,
07/01/2036 9,226
0.0
33,919
6.000
%,
07/01/2036 35,382
0.0
1,193
6.000
%,
08/01/2036 1,226
0.0
1,789
6.000
%,
08/01/2036 1,866
0.0
9,677
6.000
%,
08/01/2036 10,095
0.0
10,631
6.000
%,
08/01/2036 10,984
0.0
66,432
6.000
%,
08/01/2036 68,381
0.0
Principal
Amount† Value
Percentage
of Net
Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
Uniform Mortgage-Backed Securities (continued)
68
6.000
%,
09/01/2036 $ 69
0.0
5,610
6.000
%,
09/01/2036 5,752
0.0
6,671
6.000
%,
09/01/2036 6,958
0.0
10,731
6.000
%,
09/01/2036 11,107
0.0
10,832
6.000
%,
09/01/2036 11,161
0.0
25,954
6.000
%,
09/01/2036 27,070
0.0
48,856
6.000
%,
09/01/2036 49,999
0.0
1,994
6.000
%,
10/01/2036 2,041
0.0
6,719
6.000
%,
10/01/2036 6,888
0.0
8,195
6.000
%,
10/01/2036 8,548
0.0
16,795
6.000
%,
10/01/2036 17,543
0.0
20,632
6.000
%,
10/01/2036 21,466
0.0
20,735
6.000
%,
10/01/2036 21,576
0.0
6,143
6.000
%,
11/01/2036 6,342
0.0
18,018
6.000
%,
11/01/2036 18,795
0.0
1,116
6.000
%,
12/01/2036 1,153
0.0
1,789
6.000
%,
12/01/2036 1,866
0.0
2,195
6.000
%,
12/01/2036 2,263
0.0
9,307
6.000
%,
12/01/2036 9,525
0.0
19,786
6.000
%,
12/01/2036 20,638
0.0
182
6.000
%,
01/01/2037 187
0.0
320
6.000
%,
01/01/2037 334
0.0
4,382
6.000
%,
01/01/2037 4,559
0.0
9,318
6.000
%,
01/01/2037 9,498
0.0
6,712
6.000
%,
02/01/2037 6,929
0.0
7,519
6.000
%,
02/01/2037 7,843
0.0
44,897
6.000
%,
02/01/2037 46,713
0.0
325
6.000
%,
03/01/2037 338
0.0
4,044
6.000
%,
03/01/2037 4,152
0.0
4,056
6.000
%,
03/01/2037 4,230
0.0
5,791
6.000
%,
03/01/2037 5,938
0.0
8,686
6.000
%,
03/01/2037 9,060
0.0
38,960
6.000
%,
03/01/2037 40,186
0.0
573
6.000
%,
04/01/2037 589
0.0
651
6.000
%,
04/01/2037 668
0.0
1,041
6.000
%,
04/01/2037 1,086
0.0
1,832
6.000
%,
04/01/2037 1,898
0.0
3,721
6.000
%,
04/01/2037 3,849
0.0
8,171
6.000
%,
04/01/2037 8,523
0.0
10,136
6.000
%,
04/01/2037 10,484
0.0
12,145
6.000
%,
04/01/2037 12,501
0.0
12,128
6.000
%,
04/01/2037 12,650
0.0
18,501
6.000
%,
04/01/2037 18,974
0.0
24,149
6.000
%,
04/01/2037 24,810
0.0
32,416
6.000
%,
04/01/2037 33,840
0.0
53,510
6.000
%,
04/01/2037 55,814
0.0
491
6.000
%,
05/01/2037 506
0.0
4,252
6.000
%,
05/01/2037 4,424
0.0
4,948
6.000
%,
05/01/2037 5,100
0.0
6,476
6.000
%,
05/01/2037 6,628
0.0
8,896
6.000
%,
05/01/2037 9,278
0.0
9,513
6.000
%,
05/01/2037 9,728
0.0
10,636
6.000
%,
05/01/2037 10,905
0.0
11,576
6.000
%,
05/01/2037 11,847
0.0
17,761
6.000
%,
05/01/2037 18,478
0.0
41,511
6.000
%,
05/01/2037 43,297
0.0
2,613
6.000
%,
06/01/2037 2,728
0.0
3,251
6.000
%,
06/01/2037 3,347
0.0
3,392
6.000
%,
06/01/2037 3,538
0.0

PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (Unaudited) (continued)

Voya Intermediate Bond Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
Uniform Mortgage-Backed Securities (continued)
4,340
6.000
%,
06/01/2037 $ 4,437
0.0
21,194
6.000
%,
06/01/2037 21,630
0.0
28,457
6.000
%,
06/01/2037 29,612
0.0
2,045
6.000
%,
07/01/2037 2,128
0.0
3,725
6.000
%,
07/01/2037 3,916
0.0
3,940
6.000
%,
07/01/2037 4,110
0.0
4,706
6.000
%,
07/01/2037 4,817
0.0
4,833
6.000
%,
07/01/2037 4,910
0.0
5,705
6.000
%,
07/01/2037 5,873
0.0
11,158
6.000
%,
07/01/2037 11,485
0.0
27,817
6.000
%,
07/01/2037 28,636
0.0
28,046
6.000
%,
07/01/2037 29,254
0.0
2,133
6.000
%,
08/01/2037 2,213
0.0
5,046
6.000
%,
08/01/2037 5,194
0.0
7,736
6.000
%,
08/01/2037 7,918
0.0
10,653
6.000
%,
08/01/2037 11,113
0.0
15,098
6.000
%,
08/01/2037 15,501
0.0
23,384
6.000
%,
08/01/2037 24,395
0.0
30,046
6.000
%,
08/01/2037 30,752
0.0
461
6.000
%,
09/01/2037 472
0.0
1,165
6.000
%,
09/01/2037 1,215
0.0
4,684
6.000
%,
09/01/2037 4,796
0.0
7,938
6.000
%,
09/01/2037 8,280
0.0
41,852
6.000
%,
09/01/2037 43,293
0.0
422
6.000
%,
10/01/2037 434
0.0
16,401
6.000
%,
10/01/2037 17,108
0.0
548
6.000
%,
11/01/2037 572
0.0
18,106
6.000
%,
11/01/2037 18,886
0.0
26,137
6.000
%,
11/01/2037 27,262
0.0
749
6.000
%,
12/01/2037 779
0.0
15,266
6.000
%,
12/01/2037 15,884
0.0
28,443
6.000
%,
12/01/2037 28,960
0.0
31,578
6.000
%,
12/01/2037 32,944
0.0
14,487
6.000
%,
02/01/2038 15,073
0.0
50,208
6.000
%,
02/01/2038 51,787
0.0
68,708
6.000
%,
02/01/2038 71,490
0.0
600
6.000
%,
03/01/2038 620
0.0
3,448
6.000
%,
03/01/2038 3,529
0.0
15,285
6.000
%,
03/01/2038 15,944
0.0
1,754
6.000
%,
05/01/2038 1,830
0.0
41,534
6.000
%,
05/01/2038 43,328
0.0
5,861
6.000
%,
06/01/2038 6,114
0.0
21,611
6.000
%,
07/01/2038 22,543
0.0
34,837
6.000
%,
07/01/2038 35,731
0.0
633
6.000
%,
08/01/2038 660
0.0
2,909
6.000
%,
09/01/2038 2,990
0.0
3,653
6.000
%,
09/01/2038 3,810
0.0
12,350
6.000
%,
09/01/2038 12,851
0.0
12,963
6.000
%,
09/01/2038 13,341
0.0
318
6.000
%,
10/01/2038 325
0.0
515
6.000
%,
10/01/2038 529
0.0
6,639
6.000
%,
10/01/2038 6,926
0.0
7,317
6.000
%,
10/01/2038 7,632
0.0
10,406
6.000
%,
10/01/2038 10,652
0.0
16,158
6.000
%,
10/01/2038 16,857
0.0
361
6.000
%,
11/01/2038 374
0.0
997
6.000
%,
11/01/2038 1,021
0.0
77,952
6.000
%,
11/01/2038 80,255
0.0
733
6.000
%,
12/01/2038 754
0.0
Principal
Amount† Value
Percentage
of Net
Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
Uniform Mortgage-Backed Securities (continued)
10,187
6.000
%,
12/01/2038 $ 10,517
0.0
35,999
6.000
%,
12/01/2038 37,551
0.0
708
6.000
%,
10/01/2039 739
0.0
9,161
6.000
%,
10/01/2039 9,556
0.0
8,614
6.000
%,
04/01/2040 8,985
0.0
68,042
6.000
%,
09/01/2040 70,008
0.0
91,372
6.000
%,
10/01/2040 95,308
0.0
4,591,000
(5)
6.000
%,
04/01/2055 4,663,530
0.5
113
6.500
%,
04/01/2027 116
0.0
3,850
6.500
%,
01/01/2032 3,971
0.0
3,366
6.500
%,
04/01/2032 3,492
0.0
2,732
6.500
%,
10/01/2032 2,817
0.0
9,548
6.500
%,
10/01/2032 9,845
0.0
2,635
6.500
%,
03/01/2038 2,795
0.0
5
7.000
%,
08/01/2025 5
0.0
61
7.000
%,
03/01/2026 63
0.0
240
7.000
%,
12/01/2027 251
0.0
128,428
7.000
%,
03/01/2038 135,146
0.0
3,173
7.500
%,
09/01/2031 3,269
0.0
110,743,178
12.1
Total U.S. Government
Agency Obligations
(Cost $188,182,162)
175,764,641
19.2
COLLATERALIZED MORTGAGE OBLIGATIONS: 15.0%
606,873
(3)
Alternative Loan Trust
2005-53T2 2A6,
4.935%, (TSFR1M +
0.614%),
11/25/2035 314,127
0.0
873,502  Alternative Loan Trust
2005-65CB 2A4,
5.500%,
12/25/2035 605,824
0.1
167,151
(3)(6)
Alternative Loan Trust
2005-J3 2A2, 0.565%,
(-1.000*TSFR1M +
4.886%),
05/25/2035 6,036
0.0
1,063,637  Alternative Loan Trust
2006-13T1 A9, 6.000%,
05/25/2036 496,707
0.1
1,447,842
(3)
Alternative Loan
Trust 2007-23CB A3,
4.935%, (TSFR1M +
0.614%),
09/25/2037 529,960
0.1
64,971  Banc of America
Funding Trust 2007-
8 4A1, 6.000%,
08/25/2037 52,983
0.0
239,603
(3)
Bear Stearns ALT-A
Trust 2005-10 22A1,
5.563%,
01/25/2036 227,320
0.0
124,951
(3)
Bear Stearns ALT-A
Trust 2005-4 23A1,
5.564%,
05/25/2035 119,018
0.0
686,723
(3)
Bear Stearns ALT-A
Trust 2006-6 31A1,
4.639%,
11/25/2036 398,911
0.0
790,246
(3)
Bear Stearns ALT-A
Trust 2006-6 32A1,
4.676%,
11/25/2036 409,423
0.1

PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (Unaudited) (continued)

Voya Intermediate Bond Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
630
(3)
Bear Stearns ARM Trust
2005-12 13A1, 4.732%,
02/25/2036 $ 452
0.0
52,862
(3)
Bear Stearns Structured
Products, Inc. Trust
2007-R6 1A1, 5.116%,
01/26/2036 37,798
0.0
1,730,660
(1)(3)
Chase Home Lending
Mortgage Trust 2024-
8 A9A, 5.500%,
08/25/2055 1,708,521
0.2
33,212
(3)
Chase Mortgage
Finance Trust Series
2005-A1 1A1, 4.762%,
12/25/2035 30,040
0.0
5,845
(3)
CHL Mortgage Pass-
Through Trust 2004-
HYB9 1A1, 5.415%,
02/20/2035 5,905
0.0
9,503
(3)
CHL Mortgage Pass-
Through Trust 2005-2
2A3, 5.115%, (TSFR1M
+ 0.794%),
03/25/2035 8,953
0.0
363,459  Citicorp Mortgage
Securities Trust Series
2007-1 1A1, 6.000%,
01/25/2037 334,581
0.0
13,127
(3)
Citigroup Mortgage
Loan Trust 2005-
3 2A2A, 6.210%,
08/25/2035 12,470
0.0
565,441  Citigroup Mortgage
Loan Trust 2005-
8 3A1, 5.500%,
09/25/2035 570,447
0.1
539,660
(3)
Citigroup Mortgage
Loan Trust 2007-
10 22AA, 4.821%,
09/25/2037 498,407
0.1
379,760
(1)(3)
Citigroup Mortgage
Loan Trust 2015-A B2,
4.500%,
06/25/2058 370,253
0.0
154,292  CitiMortgage Alternative
Loan Trust Series
2007-A2 1A5, 6.000%,
02/25/2037 139,662
0.0
800,000
(1)(3)
Connecticut Avenue
Securities Trust 2020-
SBT1 1M2, 8.104%,
(SOFR30A + 3.764%),
02/25/2040 836,406
0.1
3,600,000
(1)(3)
Connecticut Avenue
Securities Trust 2022-
R01 1B1, 7.490%,
(SOFR30A + 3.150%),
12/25/2041 3,685,652
0.4
71,971
(3)
DSLA Mortgage Loan
Trust 2004-AR3 2A1,
5.443%,
07/19/2044 68,007
0.0
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
210,000
(1)(3)
Fannie Mae Connecticut
Avenue Securities
2020-R01 1B1,
7.704%, (SOFR30A +
3.364%),
01/25/2040 $ 216,912
0.0
1,500,000
(1)(3)
Fannie Mae Connecticut
Avenue Securities
2021-R01 1B1,
7.440%, (SOFR30A +
3.100%),
10/25/2041 1,526,492
0.2
1,500,000
(1)(3)
Fannie Mae Connecticut
Avenue Securities
2021-R03 1B1,
7.090%, (SOFR30A +
2.750%),
12/25/2041 1,525,535
0.2
1,000,000
(1)(3)
Fannie Mae Connecticut
Avenue Securities
2022-R08 1B1,
9.940%, (SOFR30A +
5.600%),
07/25/2042 1,086,121
0.1
2,000,000
(1)(3)
Fannie Mae Connecticut
Avenue Securities
2023-R04 1B1,
9.686%, (SOFR30A +
5.350%),
05/25/2043 2,185,658
0.2
700,000
(1)(3)
Fannie Mae Connecticut
Avenue Securities
2023-R07 2M2,
7.586%, (SOFR30A +
3.250%),
09/25/2043 729,233
0.1
2,000,000
(1)(3)
Fannie Mae Connecticut
Avenue Securities
2024-R06 1B1,
6.390%, (SOFR30A +
2.050%),
09/25/2044 2,001,189
0.2
500,000
(1)(3)
Fannie Mae Connecticut
Avenue Securities
2025-R02 1B1,
6.286%, (SOFR30A +
1.950%),
02/25/2045 500,376
0.1
2,046,783
(6)
Fannie Mae Interest
Strip 409 C29,
5.000%,
04/25/2042 396,502
0.0
171,465
(6)
Fannie Mae Interest
Strip 418 10, 4.000%,
08/25/2043 28,803
0.0
168,319
(6)
Fannie Mae Interest
Strip 418 15, 3.500%,
08/25/2043 25,412
0.0
1,629,835
(6)
Fannie Mae Interest
Strip 421 C11, 6.500%,
05/25/2039 265,265
0.0
66,914  Fannie Mae REMIC
Trust 1999-33 Z,
6.000%,
07/25/2029 67,874
0.0
2,656
(3)
Fannie Mae REMIC
Trust 2002-21 FC,
5.354%, (SOFR30A +
1.014%),
04/25/2032 2,664
0.0

PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (Unaudited) (continued)

Voya Intermediate Bond Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
308,968
(6)
Fannie Mae REMIC
Trust 2003-74 IO,
6.000%,
08/25/2033 $ 48,058
0.0
11,905
(3)
Fannie Mae REMIC
Trust 2004-11 A,
4.586%, (SOFR30A +
0.234%),
03/25/2034 11,885
0.0
161,612  Fannie Mae REMIC
Trust 2005-120 ZU,
5.500%,
01/25/2036 166,793
0.0
1,403,945
(3)(6)
Fannie Mae REMIC
Trust 2005-
66 SY, 2.246%,
(-1.000*SOFR30A +
6.586%),
07/25/2035 112,844
0.0
104,864
(3)
Fannie Mae REMIC
Trust 2005-
74 DK, 6.183%,
(-1.000*SOFR30A +
23.542%),
07/25/2035 106,437
0.0
1,618,902
(3)(6)
Fannie Mae REMIC
Trust 2005-
92 SC, 2.226%,
(-1.000*SOFR30A +
6.566%),
10/25/2035 123,867
0.0
76,539  Fannie Mae REMIC
Trust 2006-103 EZ,
6.250%,
10/25/2036 79,135
0.0
329,922
(3)
Fannie Mae REMIC
Trust 2006-104
ES, 11.179%,
(-1.000*SOFR30A +
32.878%),
11/25/2036 427,540
0.1
1,388,067
(3)(6)
Fannie Mae REMIC
Trust 2006-
12 SD, 2.296%,
(-1.000*SOFR30A +
6.636%),
10/25/2035 85,664
0.0
1,925,592
(3)(6)
Fannie Mae REMIC
Trust 2006-
120 QD, 0.246%,
(-1.000*SOFR30A +
4.586%),
10/25/2036 38,823
0.0
1,002,416
(3)(6)
Fannie Mae REMIC
Trust 2006-
123 UI, 2.286%,
(-1.000*SOFR30A +
6.626%),
01/25/2037 91,082
0.0
992,882
(3)(6)
Fannie Mae REMIC
Trust 2006-
59 XS, 2.746%,
(-1.000*SOFR30A +
7.086%),
07/25/2036 77,502
0.0
40,516
(3)(6)
Fannie Mae REMIC
Trust 2006-
72 HS, 2.246%,
(-1.000*SOFR30A +
6.586%),
08/25/2026 566
0.0
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
1,182,171
(3)(6)
Fannie Mae REMIC
Trust 2007-
53 SX, 1.646%,
(-1.000*SOFR30A +
5.986%),
06/25/2037 $ 90,364
0.0
252,782
(3)
Fannie Mae REMIC
Trust 2007-73 A1,
4.526%, (SOFR30A +
0.174%),
07/25/2037 248,093
0.0
157,654
(3)
Fannie Mae REMIC
Trust 2008-
20 SP, 4.365%,
(-1.000*SOFR30A +
15.214%),
03/25/2038 154,600
0.0
808,236  Fannie Mae REMIC
Trust 2009-19 PW,
4.500%,
10/25/2036 806,275
0.1
2,893,166
(3)(6)
Fannie Mae REMIC
Trust 2010-
102 SB, 2.146%,
(-1.000*SOFR30A +
6.486%),
09/25/2040 287,422
0.0
3,297,666
(6)
Fannie Mae REMIC
Trust 2010-112 PI,
6.000%,
10/25/2040 647,021
0.1
894,541
(3)(6)
Fannie Mae REMIC
Trust 2010-
116 SE, 2.146%,
(-1.000*SOFR30A +
6.486%),
10/25/2040 74,475
0.0
2,316,766
(3)(6)
Fannie Mae REMIC
Trust 2010-
123 SL, 1.616%,
(-1.000*SOFR30A +
5.956%),
11/25/2040 157,857
0.0
7,345,865
(3)(6)
Fannie Mae REMIC
Trust 2010-
139 SA, 1.576%,
(-1.000*SOFR30A +
5.916%),
12/25/2040 607,615
0.1
1,550,435
(3)(6)
Fannie Mae REMIC
Trust 2010-
55 AS, 1.966%,
(-1.000*SOFR30A +
6.306%),
06/25/2040 133,261
0.0
2,766,956  Fannie Mae REMIC
Trust 2010-59 PC,
5.000%,
06/25/2040 2,828,581
0.3
177,040  Fannie Mae REMIC
Trust 2010-60 HJ,
5.500%,
05/25/2040 178,803
0.0
427,016  Fannie Mae REMIC
Trust 2011-10 ZC,
5.000%,
02/25/2041 428,280
0.1
38,556  Fannie Mae REMIC
Trust 2011-127 UY,
3.500%,
12/25/2041 36,277
0.0
1,000,000  Fannie Mae REMIC
Trust 2011-128 KB,
4.500%,
12/25/2041 977,749
0.1

PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (Unaudited) (continued)

Voya Intermediate Bond Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
879,639
(3)(6)
Fannie Mae REMIC
Trust 2011-
149 ES, 1.546%,
(-1.000*SOFR30A +
5.886%),
07/25/2041 $ 36,456
0.0
598,024
(6)
Fannie Mae REMIC
Trust 2011-3 AI,
5.000%,
01/25/2041 59,997
0.0
266,925
(3)(6)
Fannie Mae REMIC
Trust 2012-
10 US, 1.996%,
(-1.000*SOFR30A +
6.336%),
02/25/2042 30,366
0.0
27,135  Fannie Mae REMIC
Trust 2012-103 DA,
3.500%,
10/25/2041 26,982
0.0
563,281  Fannie Mae REMIC
Trust 2012-110 CA,
3.000%,
10/25/2042 514,239
0.1
3,501,844
(3)(6)
Fannie Mae REMIC
Trust 2012-
113 SG, 1.646%,
(-1.000*SOFR30A +
5.986%),
10/25/2042 367,632
0.0
2,487,758
(3)(6)
Fannie Mae REMIC
Trust 2012-
122 SB, 1.696%,
(-1.000*SOFR30A +
6.036%),
11/25/2042 271,808
0.0
674,781
(6)
Fannie Mae REMIC
Trust 2012-128 DI,
3.000%,
10/25/2032 34,456
0.0
765,285
(3)
Fannie Mae REMIC
Trust 2012-
131 BS, 0.040%,
(-1.000*SOFR30A +
5.263%),
12/25/2042 462,689
0.1
8,423,298
(3)(6)
Fannie Mae REMIC
Trust 2012-
134 SF, 1.696%,
(-1.000*SOFR30A +
6.036%),
12/25/2042 890,160
0.1
3,963,441
(3)(6)
Fannie Mae REMIC
Trust 2012-
137 SN, 1.646%,
(-1.000*SOFR30A +
5.986%),
12/25/2042 387,252
0.0
6,437,166
(3)(6)
Fannie Mae REMIC
Trust 2012-
19 S, 1.496%,
(-1.000*SOFR30A +
5.836%),
03/25/2042 601,967
0.1
2,783,840
(3)(6)
Fannie Mae REMIC
Trust 2012-
30 TS, 1.996%,
(-1.000*SOFR30A +
6.336%),
04/25/2042 310,285
0.0
559,244
(6)
Fannie Mae REMIC
Trust 2012-58 PI,
5.000%,
04/25/2042 74,412
0.0
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
3,086,665
(3)(6)
Fannie Mae REMIC
Trust 2013-
60 DS, 1.746%,
(-1.000*SOFR30A +
6.086%),
06/25/2033 $ 194,405
0.0
3,577,296
(3)(6)
Fannie Mae REMIC
Trust 2013-
9 DS, 1.696%,
(-1.000*SOFR30A +
6.036%),
02/25/2043 376,585
0.0
6,490,513
(3)(6)
Fannie Mae REMIC
Trust 2013-
9 SA, 1.696%,
(-1.000*SOFR30A +
6.036%),
03/25/2042 303,840
0.0
8,443,865
(6)
Fannie Mae REMIC
Trust 2015-9 IO,
5.500%,
03/25/2045 1,628,010
0.2
10,274,415
(6)
Fannie Mae REMIC
Trust 2016-2 IO,
5.500%,
02/25/2046 1,445,043
0.2
3,073,457
(3)(6)
Fannie Mae REMIC
Trust 2016-
54 SD, 1.546%,
(-1.000*SOFR30A +
5.886%),
08/25/2046 336,118
0.0
4,768,481
(3)(6)
Fannie Mae REMIC
Trust 2016-
62 SC, 1.546%,
(-1.000*SOFR30A +
5.886%),
09/25/2046 531,616
0.1
10,381,152
(3)(6)
Fannie Mae REMIC
Trust 2016-
82 SD, 1.596%,
(-1.000*SOFR30A +
5.936%),
11/25/2046 839,117
0.1
29,012  Fannie Mae REMIC
Trust 2016-88 EA,
3.500%,
01/25/2045 28,915
0.0
3,954,262
(3)(6)
Fannie Mae REMIC
Trust 2016-
93 SL, 2.196%,
(-1.000*SOFR30A +
6.536%),
12/25/2046 270,223
0.0
6,183,256
(6)
Fannie Mae REMIC
Trust 2017-23 IO,
6.000%,
04/25/2047 1,271,386
0.1
897,821  Fannie Mae REMIC
Trust 2017-54 D,
3.000%,
07/25/2047 798,878
0.1
3,089,769  Fannie Mae REMIC
Trust 2018-11 BX,
4.000%,
12/25/2047 2,925,144
0.3
167,394  Fannie Mae REMIC
Trust 2018-27 EA,
3.000%,
05/25/2048 149,003
0.0
2,571,188
(3)(6)
Fannie Mae REMIC
Trust 2018-
43 SE, 1.796%,
(-1.000*SOFR30A +
6.136%),
09/25/2038 202,040
0.0

PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (Unaudited) (continued)

Voya Intermediate Bond Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
430,604  Fannie Mae REMIC
Trust 2018-64 ET,
3.000%,
09/25/2048 $ 385,102
0.0
4,623,952
(3)(6)
Fannie Mae REMIC
Trust 2019-
18 SA, 1.596%,
(-1.000*SOFR30A +
5.936%),
05/25/2049 384,209
0.0
4,017,326
(3)(6)
Fannie Mae REMIC
Trust 2019-
25 PS, 1.596%,
(-1.000*SOFR30A +
5.936%),
06/25/2049 446,096
0.1
11,665,535
(3)(6)
Fannie Mae REMIC
Trust 2019-
33 PS, 1.596%,
(-1.000*SOFR30A +
5.936%),
07/25/2049 1,350,113
0.2
9,731,760
(6)
Fannie Mae REMIC
Trust 2020-71 TI,
3.000%,
10/25/2050 1,641,705
0.2
8,241,800
(3)(6)
Fannie Mae REMIC
Trust 2020-
94 SC, 1.496%,
(-1.000*SOFR30A +
5.836%),
07/25/2050 1,035,697
0.1
13,491,533
(6)
Fannie Mae REMIC
Trust 2021-13 BI,
3.000%,
02/25/2050 2,404,085
0.3
13,941,380
(6)
Fannie Mae REMIC
Trust 2021-17 KI,
4.500%,
04/25/2051 3,307,616
0.4
15,080,720
(6)
Fannie Mae REMIC
Trust 2021-8 TI,
4.000%,
03/25/2051 3,222,496
0.4
97,558
(3)
First Horizon Alternative
Mortgage Securities
Trust 2005-AA1 1A1,
4.655%,
03/25/2035 56,076
0.0
49,702
(3)
First Horizon Asset
Securities, Inc. 2005-
AR6 4A1, 5.634%,
02/25/2036 47,784
0.0
17,913
(3)
First Horizon Mortgage
Pass-Through Trust
2005-AR3 2A1,
6.739%,
08/25/2035 12,956
0.0
1,648,115
(1)(3)
Flagstar Mortgage Trust
2018-1 B3, 3.934%,
03/25/2048 1,517,525
0.2
44,079  Freddie Mac REMIC
Trust 2110 PG,
6.000%,
01/15/2029 44,305
0.0
58,265  Freddie Mac REMIC
Trust 2114 ZM,
6.000%,
01/15/2029 58,940
0.0
29,733
(3)
Freddie Mac REMIC
Trust 2411 FJ, 4.813%,
(SOFR30A + 0.464%),
12/15/2029 29,621
0.0
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
27,200  Freddie Mac REMIC
Trust 2460 ZM,
6.000%,
06/15/2032 $ 27,531
0.0
49,024  Freddie Mac REMIC
Trust 2576 KZ,
5.500%,
02/15/2033 50,510
0.0
90,266
(6)
Freddie Mac REMIC
Trust 2594 IY, 6.000%,
04/15/2033 13,497
0.0
1,804,602
(3)(6)
Freddie Mac
REMIC Trust
2815 GS, 1.537%,
(-1.000*SOFR30A +
5.886%),
03/15/2034 109,700
0.0
400,852  Freddie Mac REMIC
Trust 2867 MZ,
5.000%,
10/15/2034 408,086
0.1
301,904  Freddie Mac REMIC
Trust 2930 ZL,
5.000%,
02/15/2035 307,305
0.0
2,131,709
(3)(6)
Freddie Mac REMIC
Trust 3045 DI, 2.267%,
(-1.000*SOFR30A +
6.616%),
10/15/2035 164,019
0.0
132,058
(3)
Freddie Mac
REMIC Trust
3065 DC, 6.471%,
(-1.000*SOFR30A +
19.517%),
03/15/2035 135,707
0.0
146,497
(3)(6)
Freddie Mac REMIC
Trust 3102 IS, 8.202%,
(-1.000*SOFR30A +
24.147%),
01/15/2036 33,943
0.0
644,055
(3)(6)
Freddie Mac
REMIC Trust
3170 SA, 2.137%,
(-1.000*SOFR30A +
6.486%),
09/15/2033 44,673
0.0
244,083
(3)(6)
Freddie Mac
REMIC Trust
3171 PS, 2.022%,
(-1.000*SOFR30A +
6.371%),
06/15/2036 16,574
0.0
3,436,544
(3)(6)
Freddie Mac REMIC
Trust 3284 CI, 1.657%,
(-1.000*SOFR30A +
6.006%),
03/15/2037 277,096
0.0
1,523,319
(3)(6)
Freddie Mac REMIC
Trust 3311 IC, 1.947%,
(-1.000*SOFR30A +
6.296%),
05/15/2037 136,649
0.0
3,236,365
(3)(6)
Freddie Mac REMIC
Trust 3510 IC, 1.617%,
(-1.000*SOFR30A +
5.966%),
08/15/2037 256,991
0.0
137,680
(3)(6)
Freddie Mac REMIC
Trust 3524 LA,
5.188%,
03/15/2033 138,189
0.0

PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (Unaudited) (continued)

Voya Intermediate Bond Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
18,271
(3)
Freddie Mac REMIC
Trust 3556 NT,
7.563%, (SOFR30A +
3.214%),
03/15/2038 $ 18,959
0.0
1,733,347
(3)(6)
Freddie Mac
REMIC Trust
3575 ST, 2.137%,
(-1.000*SOFR30A +
6.486%),
04/15/2039 180,394
0.0
2,751,115
(3)(6)
Freddie Mac
REMIC Trust
3589 SB, 1.737%,
(-1.000*SOFR30A +
6.086%),
10/15/2039 236,870
0.0
231,453
(6)
Freddie Mac REMIC
Trust 3632 IP, 5.000%,
02/15/2040 24,625
0.0
5,227,728
(3)(6)
Freddie Mac
REMIC Trust
3702 SB, 0.037%,
(-1.000*SOFR30A +
4.386%),
08/15/2040 177,495
0.0
547,553  Freddie Mac REMIC
Trust 3829 VZ,
4.000%,
03/15/2041 524,361
0.1
1,746,197
(3)(6)
Freddie Mac
REMIC Trust
3856 KS, 2.087%,
(-1.000*SOFR30A +
6.436%),
05/15/2041 173,692
0.0
783,251  Freddie Mac REMIC
Trust 3898 KD,
4.500%,
07/15/2041 780,153
0.1
191,172
(3)(6)
Freddie Mac
REMIC Trust
3925 SD, 1.587%,
(-1.000*SOFR30A +
5.936%),
07/15/2040 3,950
0.0
642,777
(3)(6)
Freddie Mac
REMIC Trust
3925 SL, 1.587%,
(-1.000*SOFR30A +
5.936%),
01/15/2041 10,058
0.0
5,085,400
(3)(6)
Freddie Mac
REMIC Trust
3951 SN, 2.087%,
(-1.000*SOFR30A +
6.436%),
11/15/2041 549,257
0.1
278,210  Freddie Mac REMIC
Trust 4000 PA,
4.500%,
01/15/2042 277,924
0.0
2,857,853
(3)(6)
Freddie Mac
REMIC Trust
4059 SP, 2.087%,
(-1.000*SOFR30A +
6.436%),
06/15/2042 328,409
0.0
2,903,387
(3)(6)
Freddie Mac
REMIC Trust 4102
MS, 2.137%,
(-1.000*SOFR30A +
6.486%),
09/15/2042 371,636
0.0
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
6,626,688
(3)(6)
Freddie Mac
REMIC Trust
4139 CS, 1.687%,
(-1.000*SOFR30A +
6.036%),
12/15/2042 $ 711,998
0.1
3,775,428
(6)
Freddie Mac REMIC
Trust 4150 IO,
3.500%,
01/15/2043 597,927
0.1
363,557
(6)
Freddie Mac REMIC
Trust 4194 GI,
4.000%,
04/15/2043 56,622
0.0
3,306,873
(3)(6)
Freddie Mac
REMIC Trust
4313 SD, 1.687%,
(-1.000*SOFR30A +
6.036%),
03/15/2044 258,552
0.0
5,260,657
(3)(6)
Freddie Mac
REMIC Trust
4313 SE, 1.687%,
(-1.000*SOFR30A +
6.036%),
03/15/2044 467,013
0.1
493,993
(6)
Freddie Mac REMIC
Trust 4332 PI, 5.000%,
12/15/2043 62,521
0.0
928,217
(3)(6)
Freddie Mac
REMIC Trust
4346 ST, 1.737%,
(-1.000*SOFR30A +
6.086%),
07/15/2039 21,844
0.0
1,705,568
(3)(6)
Freddie Mac
REMIC Trust
4386 LS, 1.637%,
(-1.000*SOFR30A +
5.986%),
09/15/2044 166,636
0.0
1,584,822
(6)
Freddie Mac REMIC
Trust 4465 MI,
5.000%,
03/15/2041 248,207
0.0
5,542,835
(3)(6)
Freddie Mac
REMIC Trust
4675 KS, 1.537%,
(-1.000*SOFR30A +
5.886%),
04/15/2047 612,573
0.1
3,307,994
(6)
Freddie Mac REMIC
Trust 4717 IB, 4.000%,
09/15/2047 670,810
0.1
1,859,294  Freddie Mac REMIC
Trust 4753 VZ,
3.000%,
12/15/2047 1,475,932
0.2
1,735,341  Freddie Mac REMIC
Trust 4755 Z, 3.000%,
02/15/2048 1,513,671
0.2
647,926  Freddie Mac REMIC
Trust 4787 PY,
4.000%,
05/15/2048 611,007
0.1
4,781,919
(3)(6)
Freddie Mac REMIC
Trust 4845 S, 2.237%,
(-1.000*SOFR30A +
6.586%),
12/15/2048 445,766
0.1

PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (Unaudited) (continued)

Voya Intermediate Bond Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
4,539,394
(3)(6)
Freddie Mac
REMIC Trust
4892 ES, 1.696%,
(-1.000*SOFR30A +
6.036%),
07/25/2045 $ 494,747
0.1
12,392,342
(3)(6)
Freddie Mac
REMIC Trust
4901 BS, 1.646%,
(-1.000*SOFR30A +
5.986%),
07/25/2049 1,036,955
0.1
4,317,701
(6)
Freddie Mac REMIC
Trust 4988 IJ, 4.500%,
12/15/2047 796,030
0.1
10,390,243
(3)(6)
Freddie Mac
REMIC Trust
4995 SB, 1.646%,
(-1.000*SOFR30A +
5.986%),
07/25/2050 1,293,168
0.1
3,551,182
(6)
Freddie Mac REMIC
Trust 5015 EI, 4.500%,
09/25/2050 821,023
0.1
13,663,199
(6)
Freddie Mac REMIC
Trust 5118 LI, 3.000%,
06/25/2041 1,522,496
0.2
11,383,871
(6)
Freddie Mac REMIC
Trust 5124 IQ,
3.500%,
07/25/2051 2,216,453
0.2
1,000,000
(1)(3)
Freddie Mac STACR
REMIC Trust 2021-
DNA7 B1, 7.990%,
(SOFR30A + 3.650%),
11/25/2041 1,031,136
0.1
1,400,000
(1)(3)
Freddie Mac STACR
REMIC Trust 2022-
HQA3 M2, 9.690%,
(SOFR30A + 5.350%),
08/25/2042 1,500,397
0.2
3,292,382
(6)
Freddie Mac Strips 228
IO, 6.000%,
02/01/2035 507,455
0.1
6,973,220
(3)(6)
Freddie Mac Strips
268 S5, 1.537%,
(-1.000*SOFR30A +
5.886%),
08/15/2042 701,396
0.1
4,250,282
(3)(6)
Freddie Mac Strips
311 S1, 1.487%,
(-1.000*SOFR30A +
5.836%),
08/15/2043 451,747
0.1
251,805
(3)(6)
Freddie Mac Strips
347 118, 4.500%,
02/15/2044 45,525
0.0
7,044,407
(3)(6)
Freddie Mac Strips
347 C29, 3.000%,
01/15/2044 1,002,685
0.1
5,981,212
(3)(6)
Freddie Mac Strips
347 C30, 3.500%,
02/15/2044 977,786
0.1
2,245,278
(3)(6)
Freddie Mac Strips
347 C31, 4.000%,
02/15/2044 368,664
0.0
4,233,304
(6)
Freddie Mac Strips 351
C1, 2.500%,
02/15/2031 172,510
0.0
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
3,029,632
(6)
Freddie Mac Strips
351 C11, 3.500%,
02/15/2031 $ 186,358
0.0
3,723,912
(6)
Freddie Mac Strips
351 C12, 4.000%,
02/15/2031 264,397
0.0
2,973,322
(6)
Freddie Mac Strips
351 C13, 3.000%,
02/15/2031 165,375
0.0
4,585,737
(6)
Freddie Mac Strips 351
C2, 3.000%,
02/15/2031 232,149
0.0
3,726,431
(6)
Freddie Mac Strips 351
C7, 3.000%,
02/15/2031 185,656
0.0
4,365,952
(6)
Freddie Mac Strips 351
C8, 3.500%,
02/15/2031 275,169
0.0
1,543,308  Freddie Mac Structured
Pass-Through
Certificates T-54 2A,
6.500%,
02/25/2043 1,562,449
0.2
1,204,887
(3)
Freddie Mac Structured
Pass-Through
Certificates T-62 1A1,
5.835%, (12MTA +
1.200%),
10/25/2044 1,100,834
0.1
229,828
(3)(6)
Ginnie Mae 2005-
7 AH, 2.336%,
(-1.000*TSFR1M +
6.656%),
02/16/2035 16,271
0.0
4,405,786
(3)(6)
Ginnie Mae 2007-
35 KY, 2.016%,
(-1.000*TSFR1M +
6.336%),
06/16/2037 390,329
0.0
147,713
(3)
Ginnie Mae 2007-
8 SP, 7.672%,
(-1.000*TSFR1M +
21.677%),
03/20/2037 173,352
0.0
849,822
(3)(6)
Ginnie Mae 2008-
35 SN, 1.966%,
(-1.000*TSFR1M +
6.286%),
04/20/2038 61,231
0.0
402,689
(3)(6)
Ginnie Mae 2008-
40 PS, 2.066%,
(-1.000*TSFR1M +
6.386%),
05/16/2038 24,214
0.0
3,818,804
(3)(6)
Ginnie Mae 2009-
106 SU, 1.766%,
(-1.000*TSFR1M +
6.086%),
05/20/2037 317,069
0.0
1,290,648
(3)(6)
Ginnie Mae 2009-
25 KS, 1.766%,
(-1.000*TSFR1M +
6.086%),
04/20/2039 110,639
0.0
642,370  Ginnie Mae 2009-29
PB, 4.750%,
05/20/2039 647,435
0.1
697,614  Ginnie Mae 2009-31
ZL, 4.500%,
05/20/2039 695,865
0.1
2,722,429  Ginnie Mae 2009-33
ZB, 6.000%,
05/20/2039 2,819,356
0.3
474,027
(6)
Ginnie Mae 2010-106
IP, 5.000%,
03/20/2040 25,236
0.0

PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (Unaudited) (continued)

Voya Intermediate Bond Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
598,476
(3)(6)
Ginnie Mae 2010-
116 NS, 2.216%,
(-1.000*TSFR1M +
6.536%),
09/16/2040 $ 42,966
0.0
2,329,151
(3)(6)
Ginnie Mae 2010-
116 SK, 2.186%,
(-1.000*TSFR1M +
6.506%),
08/20/2040 190,845
0.0
711,777
(3)(6)
Ginnie Mae 2010-
149 HS, 1.666%,
(-1.000*TSFR1M +
5.986%),
05/16/2040 5,934
0.0
580,531
(3)(6)
Ginnie Mae 2010-
4 SP, 2.066%,
(-1.000*TSFR1M +
6.386%),
01/16/2039 14,339
0.0
121,951
(6)
Ginnie Mae 2010-6 IA,
5.000%,
11/20/2039 3,123
0.0
860,637
(3)(6)
Ginnie Mae 2010-
68 MS, 1.416%,
(-1.000*TSFR1M +
5.736%),
06/20/2040 76,869
0.0
2,016,795
(6)
Ginnie Mae 2010-9 JI,
5.000%,
01/20/2040 413,684
0.1
28,520
(6)
Ginnie Mae 2011-116
BI, 4.000%,
08/16/2026 122
0.0
2,018,764
(3)(6)
Ginnie Mae 2011-
80 KS, 2.236%,
(-1.000*TSFR1M +
6.556%),
06/20/2041 208,390
0.0
28,410
(6)
Ginnie Mae 2012-40
NI, 4.500%,
05/20/2040 1,301
0.0
3,783,120
(6)
Ginnie Mae 2013-167
PI, 5.500%,
11/20/2043 540,559
0.1
3,862,929
(6)
Ginnie Mae 2013-184
JI, 5.500%,
12/16/2043 796,322
0.1
284,796  Ginnie Mae 2013-
26 GU, 1.500%,
04/20/2042 262,802
0.0
296,708  Ginnie Mae 2013-26
JC, 2.000%,
01/20/2043 268,236
0.0
133,946  Ginnie Mae 2013-69
KA, 1.250%,
08/20/2042 118,620
0.0
102,423  Ginnie Mae 2013-8
BE, 1.750%,
11/20/2042 90,465
0.0
3,001,499  Ginnie Mae 2014-3 EP,
2.750%,
02/16/2043 2,847,173
0.3
3,367,301
(3)(6)
Ginnie Mae 2014-
3 SU, 1.616%,
(-1.000*TSFR1M +
5.936%),
07/20/2039 275,892
0.0
4,352,500
(3)(6)
Ginnie Mae 2014-
55 MS, 1.766%,
(-1.000*TSFR1M +
6.086%),
04/16/2044 386,812
0.0
3,005,924
(3)(6)
Ginnie Mae 2014-
56 SP, 1.766%,
(-1.000*TSFR1M +
6.086%),
12/16/2039 208,984
0.0
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
3,723,377
(3)(6)
Ginnie Mae 2014-
58 CS, 1.166%,
(-1.000*TSFR1M +
5.486%),
04/16/2044 $ 203,996
0.0
4,742,500
(6)
Ginnie Mae 2014-79
BI, 6.000%,
05/16/2044 806,276
0.1
1,924,034
(3)(6)
Ginnie Mae 2014-
99 S, 1.166%,
(-1.000*TSFR1M +
5.486%),
06/20/2044 176,982
0.0
961,009  Ginnie Mae 2018-112
AL, 3.500%,
08/20/2048 879,624
0.1
1,127,904  Ginnie Mae 2018-126
A, 3.500%,
09/20/2048 1,032,097
0.1
4,499,751
(3)(6)
Ginnie Mae 2020-
7 SE, 1.616%,
(-1.000*TSFR1M +
5.936%),
06/20/2049 515,583
0.1
22,504,410
(6)
Ginnie Mae 2021-228
IG, 3.000%,
12/20/2051 3,759,620
0.4
10,344,835
(6)
Ginnie Mae 2021-41
MI, 2.000%,
03/20/2051 1,244,617
0.1
10,314,653
(6)
Ginnie Mae 2021-87
ID, 2.500%,
05/20/2051 1,535,847
0.2
15,269,789
(3)(6)
Ginnie Mae 2022-
45 SP, 1.456%,
(-1.000*SOFR30A +
5.800%),
05/20/2050 1,360,721
0.2
138,537
(1)(3)
GS Mortgage-Backed
Securities Corp. Trust
2019-PJ2 A1, 4.000%,
11/25/2049 130,740
0.0
785,545
(1)(3)
GS Mortgage-Backed
Securities Trust 2023-
PJ4 A3, 6.000%,
01/25/2054 790,737
0.1
995  GSR Mortgage Loan
Trust 2003-2F 3A1,
6.000%,
03/25/2032 1,027
0.0
29,156
(3)
HarborView Mortgage
Loan Trust 2005-
2 2A1A, 4.871%,
(TSFR1M + 0.554%),
05/19/2035 27,989
0.0
55,293
(3)
HomeBanc Mortgage
Trust 2004-1 2A,
5.295%, (TSFR1M +
0.974%),
08/25/2029 53,922
0.0
3,235
(3)
JP Morgan Mortgage
Trust 2005-A1 6T1,
6.057%,
02/25/2035 3,070
0.0
23,281
(3)
JP Morgan Mortgage
Trust 2007-A1 5A5,
6.382%,
07/25/2035 23,645
0.0
1,629,583
(1)(3)
JP Morgan Mortgage
Trust 2018-1 B3,
3.580%,
06/25/2048 1,462,304
0.2
1,688,367
(1)(3)
JP Morgan Mortgage
Trust 2020-8 B3,
3.493%,
03/25/2051 1,459,914
0.2

PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (Unaudited) (continued)

Voya Intermediate Bond Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
6,371,348
(3)(6)
Lehman Mortgage Trust
2006-9 2A5, 2.185%,
(-1.000*TSFR1M +
6.506%),
01/25/2037 $ 676,888
0.1
20,542
(3)
Merrill Lynch Mortgage
Investors Trust MLMI
Series 2003-A3 1A,
6.058%,
05/25/2033 20,016
0.0
7,367
(3)
Merrill Lynch Mortgage
Investors Trust Series
MLCC 2005-3 5A,
4.935%, (TSFR1M +
0.614%),
11/25/2035 7,024
0.0
9,144
(1)(3)
Nomura Asset
Acceptance Corp.
Alternative Loan Trust
Series 2001-R1A A,
7.000%,
02/19/2030 9,024
0.0
858,262,149
(1)(6)
PMTT4 2017-PM1
XIO, 13.000%,
10/25/2048 4,157,293
0.5
254,746  Prime Mortgage Trust
2007-1 A4, 5.500%,
03/25/2037 226,404
0.0
729  RFMSI Series Trust
2003-S9 A1, 6.500%,
03/25/2032 730
0.0
1,268,557  Seasoned Credit Risk
Transfer Trust 2017-
4 M45T, 4.500%,
06/25/2057 1,225,334
0.1
575,459  Seasoned Credit Risk
Transfer Trust Series
2018-2 HT, 3.000%,
11/25/2057 501,113
0.1
754,383  Seasoned Credit Risk
Transfer Trust Series
2018-3 HT, 3.000%,
08/25/2057 653,612
0.1
606,370  Seasoned Credit Risk
Transfer Trust Series
2018-4 HT, 3.000%,
03/25/2058 519,469
0.1
609,077  Seasoned Credit Risk
Transfer Trust Series
2019-1 HT, 3.000%,
07/25/2058 527,242
0.1
764,827  Seasoned Credit Risk
Transfer Trust Series
2019-2 HT, 3.000%,
08/25/2058 659,875
0.1
160,709  Seasoned Credit Risk
Transfer Trust Series
2019-3 HT, 3.000%,
10/25/2058 139,670
0.0
13,488
(3)
Sequoia Mortgage Trust
2003-4 2A1, 5.134%,
(TSFR1M + 0.814%),
07/20/2033 13,377
0.0
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
7,684
(3)
Sequoia Mortgage Trust
2005-4 2A1, 7.415%,
04/20/2035 $ 7,746
0.0
480,970
(1)(3)
Sequoia Mortgage Trust
2015-2 B3, 3.754%,
05/25/2045 425,037
0.1
71,683
(1)(3)
Sequoia Mortgage
Trust 2018-CH1 A19,
4.000%,
03/25/2048 67,263
0.0
698,000
(1)(3)
Starwood Mortgage
Residential Trust
2020-1 M1, 2.878%,
02/25/2050 613,793
0.1
369,159
(3)
Structured Adjustable
Rate Mortgage Loan
Trust 2005-7 4A,
5.520%,
04/25/2035 338,700
0.0
21,729
(3)
Structured Adjustable
Rate Mortgage Loan
Trust Series 2005-
17 3A1, 4.811%,
08/25/2035 18,853
0.0
36,256
(3)
Structured Asset
Mortgage Investments
II Trust 2005-AR5 A2,
4.931%, (TSFR1M +
0.614%),
07/19/2035 35,868
0.0
89,135
(3)
Thornburg Mortgage
Securities Trust 2006-5
A1, 5.777%,
10/25/2046 84,666
0.0
8,955
(3)
WaMu Mortgage Pass-
Through Certificates
2002-AR9 1A, 6.035%,
(12MTA + 1.400%),
08/25/2042 8,649
0.0
14,023
(3)
WaMu Mortgage Pass-
Through Certificates
2005-AR1 A1A,
5.075%, (TSFR1M +
0.754%),
01/25/2045 13,909
0.0
25,716,414
(3)(6)
WaMu Mortgage Pass-
Through Certificates
2005-AR11 X, 1.410%,
08/25/2045 25,453
0.0
347,323
(3)
WaMu Mortgage Pass-
Through Certificates
2006-AR12 1A1,
4.756%,
10/25/2036 317,194
0.0
345,480
(3)
WaMu Mortgage Pass-
Through Certificates
2006-AR12 2A3,
4.182%,
10/25/2036 316,661
0.0
546,132
(3)
WaMu Mortgage Pass-
Through Certificates
2006-AR16 2A1,
4.518%,
12/25/2036 484,837
0.1
165,976
(3)
WaMu Mortgage Pass-
Through Certificates
2006-AR7 3A, 5.683%,
(12MTA + 1.048%),
07/25/2046 149,036
0.0

PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (Unaudited) (continued)

Voya Intermediate Bond Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
600,894
(3)
WaMu Mortgage Pass-
Through Certificates
Series Trust 2005-
AR13 A1C3, 5.415%,
(TSFR1M + 1.094%),
10/25/2045 $ 587,235
0.1
1,081,156
(3)
Washington Mutual
Mortgage Pass-Through
Certificates WMALT
2006-AR10 A1,
4.635%, (TSFR1M +
0.314%),
12/25/2036 523,499
0.1
114,876  Washington Mutual
Mortgage Pass-
Through Certificates
WMALT Series Trust
2005-8 1A2, 5.500%,
10/25/2035 105,900
0.0
622,413
(3)
Wells Fargo Alternative
Loan Trust 2007-PA2
2A1, 4.865%, (TSFR1M
+ 0.544%),
06/25/2037 536,646
0.1
32,451
(3)
Wells Fargo Mortgage
Backed Securities
Trust 2005-AR7 1A1,
6.203%,
05/25/2035 33,553
0.0
115,400
(3)
Wells Fargo Mortgage
Backed Securities
Trust 2006-AR4 2A4,
6.154%,
04/25/2036 113,694
0.0
474,507
(1)(3)
WinWater Mortgage
Loan Trust 2015-5 B4,
3.753%,
08/20/2045 437,186
0.1
Total Collateralized
Mortgage Obligations
(Cost $159,136,301)
137,063,605
15.0
ASSET-BACKED SECURITIES: 11.2%
Home Equity Asset-Backed Securities: 0.1%
911,560
(1)(3)
ACE Securities Corp.
Mortgage Loan Trust
Series 2007-D1 A2,
6.336%,
02/25/2038 734,629
0.1
36,446
(3)
Renaissance Home
Equity Loan Trust
2003-2 A, 3.991%,
(TSFR1M + 0.994%),
08/25/2033 33,697
0.0
370,598
(3)
Renaissance Home
Equity Loan Trust
2005-3 AF4, 5.640%,
11/25/2035 370,290
0.0
1,138,616
0.1
Other Asset-Backed Securities: 9.7%
900,000
(1)(3)
720 East CLO VII Ltd.
2025-7A B, 5.831%,
(TSFR3M + 1.550%),
04/20/2037 898,700
0.1
Principal
Amount† Value
Percentage
of Net
Assets
ASSET-BACKED SECURITIES: (continued)
Other Asset-Backed Securities: (continued)
690,000
(1)(3)
720 East CLO VII Ltd.
2025-7A C, 5.981%,
(TSFR3M + 1.700%),
04/20/2037 $ 691,071
0.1
2,329,205
(1)(3)(6)(7)
American Homes 4
Rent Trust 2015-
SFR1 XS, 3.232%,
04/17/2052 —
—
3,170,000
(1)(3)
AMMC CLO 25
Ltd. 2022-25A A1R,
5.652%, (TSFR3M +
1.350%),
04/15/2035 3,170,488
0.3
840,000
(1)(3)
AMMC CLO 31 Ltd.
2025-31A B, 6.017%,
(TSFR3M + 1.700%),
02/20/2038 838,889
0.1
1,478,236
(1)(3)
Arbor Realty
Commercial Real Estate
Notes Ltd. 2021-FL4
A, 5.784%, (TSFR1M +
1.464%),
11/15/2036 1,478,611
0.2
1,390,000
(1)(3)
Ballyrock CLO 18
Ltd. 2021-18A A2R,
4.871%, (TSFR3M +
1.650%),
04/15/2038 1,390,468
0.2
309,437
(3)
Bear Stearns Asset
Backed Securities
Trust 2006-SD4 1A1,
6.421%,
10/25/2036 309,228
0.0
1,360,000
(1)(3)
Benefit Street Partners
CLO Ltd. 2015-6BR
BR, 5.833%, (TSFR3M
+ 1.550%),
04/20/2038 1,361,212
0.2
1,950,000
(1)(3)
Benefit Street Partners
CLO XVIII Ltd. 2019-
18A A2R, 6.014%,
(TSFR3M + 1.712%),
10/15/2034 1,950,776
0.2
1,860,000
(1)(3)
Birch Grove CLO 12
Ltd. 2025-12A B,
5.893%, (TSFR3M +
1.550%),
04/22/2038 1,860,990
0.2
3,490,000
(1)(3)
Broad River Bsl Funding
Clo Ltd. 2020-1A AR,
5.725%, (TSFR3M +
1.432%),
07/20/2034 3,491,619
0.4
3,000,000
(1)(3)
Broad River Bsl Funding
Clo Ltd. 2020-1A CR,
6.555%, (TSFR3M +
2.262%),
07/20/2034 3,002,394
0.3
1,750,000
(1)(3)
California Street CLO
IX L.P. 2012-9A CR3,
7.069%, (TSFR3M +
2.762%),
07/16/2032 1,731,683
0.2
3,000,000
(1)(3)
Cedar Funding VIII Clo
Ltd. 2017-8A ARR,
5.542%, (TSFR3M +
1.220%),
01/17/2038 2,988,450
0.3

PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (Unaudited) (continued)

Voya Intermediate Bond Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
ASSET-BACKED SECURITIES: (continued)
Other Asset-Backed Securities: (continued)
23,863
(3)
Chase Funding Trust
Series 2002-4 2A1,
5.175%, (TSFR1M +
0.854%),
10/25/2032 $ 23,697
0.0
75,283
(3)
Chase Funding Trust
Series 2003-5 2A2,
5.035%, (TSFR1M +
0.714%),
07/25/2033 75,286
0.0
6,750,000
(1)(3)
Dryden 104 CLO
Ltd. 2022-104A A1R,
5.612%, (TSFR3M +
1.290%),
08/20/2034 6,746,078
0.7
1,730,000
(1)(3)
Elmwood CLO IX Ltd.
2021-2A BR, 5.872%,
(TSFR3M + 1.550%),
04/20/2038 1,719,476
0.2
840,000
(1)(3)
Elmwood CLO XI Ltd.
2021-4A BR, 5.869%,
(TSFR3M + 1.550%),
01/20/2038 837,195
0.1
1,600,772
(1)(3)
FS Rialto 2021-FL3 A,
5.684%, (TSFR1M +
1.364%),
11/16/2036 1,600,578
0.2
91,652
(3)
GSAMP Trust 2007-
FM1 A2A, 4.505%,
(TSFR1M + 0.184%),
12/25/2036 45,287
0.0
646,591
(1)
HERO Funding Trust
2015-2A A, 3.990%,
09/20/2040 602,855
0.1
365,294
(1)(3)
HGI CRE CLO Ltd.
2022-FL3 A, 6.049%,
(SOFR30A + 1.700%),
04/20/2037 366,137
0.0
400,000
(1)
Jersey Mike's Funding
LLC 2024-1A A2,
5.636%,
02/15/2055 404,958
0.0
970,000
(1)(3)
Lakeside Park CLO Ltd.
2025-1A B1, 5.806%,
(TSFR3M + 1.550%),
04/15/2038 971,213
0.1
10,000,000
(1)(3)
LCM 26 Ltd. 26A A2,
5.805%, (TSFR3M +
1.512%),
01/20/2031 9,985,000
1.1
53,235
(3)
Long Beach Mortgage
Loan Trust 2004-4
1A1, 4.995%, (TSFR1M
+ 0.674%),
10/25/2034 52,319
0.0
1,040,000
(1)(3)
Magnetite Xlv Ltd.
2025-45A B, 5.835%,
(TSFR3M + 1.550%),
04/15/2038 1,041,300
0.1
3,532,000
(1)(3)
MF1 Ltd. 2021-FL7
AS, 5.881%, (TSFR1M
+ 1.564%),
10/16/2036 3,491,733
0.4
292,281
(1)
Mosaic Solar Loan Trust
2018-2GS B, 4.740%,
02/22/2044 259,058
0.0
Principal
Amount† Value
Percentage
of Net
Assets
ASSET-BACKED SECURITIES: (continued)
Other Asset-Backed Securities: (continued)
2,350,000
(1)(3)
Neuberger Berman
CLO XVII Ltd. 2014-
17A AR3, 5.690%,
(TSFR3M + 1.400%),
07/22/2038 $ 2,352,162
0.3
1,450,000
(1)(3)
OCP Clo Ltd. 2019-17A
AR2, 5.693%, (TSFR3M
+ 1.400%),
07/20/2037 1,450,745
0.2
570,000
(1)(3)
Octagon 58 Ltd.
2022-1A BR, 6.006%,
(TSFR3M + 1.750%),
04/15/2038 570,713
0.1
4,000,000
(1)(3)
Octagon Investment
Partners XV Ltd.
2013-1A A2R, 5.905%,
(TSFR3M + 1.612%),
07/19/2030 4,001,952
0.4
2,140,000
(1)(3)
Palmer Square CLO
Ltd. 2021-1A A2R,
5.822%, (TSFR3M +
1.500%),
04/20/2038 2,121,378
0.2
2,000,000
(1)(3)
Palmer Square CLO
Ltd. 2021-3A A2,
5.964%, (TSFR3M +
1.662%),
01/15/2035 2,003,298
0.2
720,000
(1)(3)
Palmer Square Loan
Funding Ltd. 2025-1A
B, 5.921%, (TSFR3M +
1.600%),
02/15/2033 720,388
0.1
11,212
(3)
Popular ABS Mortgage
Pass-Through Trust
2005-D A5, 3.398%,
01/25/2036 11,155
0.0
48,945
(3)
Securitized Asset
Backed Receivables
LLC Trust 2006-WM4
A2A, 4.595%, (TSFR1M
+ 0.274%),
11/25/2036 13,669
0.0
858,750
(1)
Sonic Capital LLC
2020-1A A2I, 3.845%,
01/20/2050 836,721
0.1
2,600,000
(1)(3)
Sound Point CLO XXIX
Ltd. 2021-1A C1,
6.862%, (TSFR3M +
2.562%),
04/25/2034 2,603,466
0.3
1,627,254
(1)
Sunrun Athena Issuer
LLC 2018-1 A,
5.310%,
04/30/2049 1,561,063
0.2
1,160,000
(1)(3)
Symphony Clo 47 Ltd.
2025-47A B, 5.831%,
(TSFR3M + 1.550%),
04/20/2038 1,160,603
0.1
7,100,000
(1)(3)
TCW CLO Ltd. 2023-1A
C, 7.800%, (TSFR3M +
3.500%),
04/28/2036 7,105,900
0.8
7,000,000
(1)(3)
THL Credit Wind River
CLO Ltd. 2017-3A CR,
7.064%, (TSFR3M +
2.762%),
04/15/2035 6,977,320
0.8

PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (Unaudited) (continued)

Voya Intermediate Bond Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
ASSET-BACKED SECURITIES: (continued)
Other Asset-Backed Securities: (continued)
47,295  United States Small
Business Administration
2007-20L 1, 5.290%,
12/01/2027 $ 47,333
0.0
1,240,000
(1)(3)
Wind River CLO Ltd.
2016-1KRA BR3,
6.164%, (TSFR3M +
1.600%),
10/15/2034 1,229,162
0.1
400,000
(1)
Wingstop Funding LLC
2024-1A A2, 5.858%,
12/05/2054 406,485
0.0
88,560,262
9.7
Student Loan Asset-Backed Securities: 1.4%
292,289
(1)
Commonbond Student
Loan Trust 2018-BGS
B, 3.990%,
09/25/2045 270,160
0.0
246,585
(1)
Commonbond Student
Loan Trust-GS 2017-
BGS B, 3.260%,
09/25/2042 216,233
0.0
211,216
(1)
Commonbond Student
Loan Trust-GS 2018-
AGS A1, 3.210%,
02/25/2044 197,864
0.0
250,000
(1)
Navient Private
Education Refi Loan
Trust 2021-DA C,
3.480%,
04/15/2060 233,557
0.0
1,550,000
(1)
SMB Private Education
Loan Trust 2014-A C,
4.500%,
09/15/2045 1,391,733
0.2
425,034
(1)
SMB Private Education
Loan Trust 2024-
F A1A, 5.060%,
03/16/2054 427,949
0.1
2,200,000
(1)
Sofi Professional Loan
Program LLC 2018-A
B, 3.610%,
02/25/2042 2,115,778
0.3
2,100,000
(1)
SoFi Professional
Loan Program LLC
2017-F BFX, 3.620%,
01/25/2041 2,014,440
0.2
5,000,000
(1)
Sofi Professional
Loan Program Trust
2018-B BFX, 3.830%,
08/25/2047 4,819,894
0.5
1,000,000
(1)
SoFi Professional
Loan Program Trust
2018-D BFX, 4.140%,
02/25/2048 962,505
0.1
12,650,113
1.4
Total Asset-Backed
Securities
(Cost $103,209,214)
102,348,991
11.2
COMMERCIAL MORTGAGE-BACKED SECURITIES: 6.6%
11,528,369
(3)(6)
BANK 2019-BN16 XA,
0.931%,
02/15/2052 313,110
0.0
Principal
Amount† Value
Percentage
of Net
Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
2,000,000
(3)
BANK5 2025-5YR14
C, 6.474%,
04/15/2058 $ 2,059,972
0.2
22,800,000
(1)(3)(6)
BBCCRE Trust 2015-
GTP XA, 0.597%,
08/10/2033 13,606
0.0
1,000,000
(3)
BBCMS Mortgage Trust
2024-5C31 C, 5.756%,
12/15/2057 990,954
0.1
18,225,676
(3)(6)
Benchmark Mortgage
Trust 2019-B9 XA,
1.012%,
03/15/2052 581,332
0.1
1,700,000
(1)(3)
BIG Commercial
Mortgage Trust 2022-
BIG B, 6.060%,
(TSFR1M + 1.741%),
02/15/2039 1,688,565
0.2
1,348,000
(1)
BMD2 Re-Remic Trust
2019-FRR1 6B10,
2.428%,
05/25/2052 1,097,446
0.1
2,940,000
(1)(3)
BX Commercial
Mortgage Trust 2021-
21M E, 6.604%,
(TSFR1M + 2.285%),
10/15/2036 2,883,074
0.3
987,006
(1)(3)
BX Commercial
Mortgage Trust 2024-
KING A, 5.860%,
(TSFR1M + 1.541%),
05/15/2034 985,994
0.1
796,660
(1)(3)
BX Commercial
Mortgage Trust 2024-
MDHS A, 5.960%,
(TSFR1M + 1.641%),
05/15/2041 797,373
0.1
2,161,758
(1)(3)
BX Commercial
Mortgage Trust 2024-
XL5 C, 6.260%,
(TSFR1M + 1.941%),
03/15/2041 2,163,462
0.2
1,000,000
(1)(3)
BX Trust 2023-DELC
A, 7.009%, (TSFR1M +
2.690%),
05/15/2038 1,002,505
0.1
1,500,000
(1)(3)
BX Trust 2024-BIO B,
6.260%, (TSFR1M +
1.941%),
02/15/2041 1,500,681
0.2
2,250,000
(1)(3)
BXMT Ltd. 2025-FL5
A, 5.959%, (TSFR1M +
1.639%),
10/18/2042 2,253,745
0.2
15,897,263
(3)(6)
CD Mortgage Trust
2016-CD1 XA, 1.334%,
08/10/2049 135,639
0.0
1,500,000  CD Mortgage Trust
2018-CD7 A4, 4.279%,
08/15/2051 1,471,924
0.2
45,660,055
(3)(6)
Citigroup Commercial
Mortgage Trust 2018-
C5 XA, 0.664%,
06/10/2051 865,557
0.1

PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (Unaudited) (continued)

Voya Intermediate Bond Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
1,000,000
(3)
Citigroup Commercial
Mortgage Trust 2020-
GC46 B, 3.150%,
02/15/2053 $ 846,192
0.1
1,650,000
(1)(3)
Citigroup Commercial
Mortgage Trust 2023-
SMRT C, 5.852%,
10/12/2040 1,653,237
0.2
65,166,000
(1)(3)(6)
COMM Mortgage Trust
2012-CR4 XB, 0.220%,
10/15/2045 419,174
0.0
1,500,000
(3)
COMM Mortgage Trust
2015-CR27 B, 4.333%,
10/10/2048 1,457,167
0.2
57,378,807
(3)(6)
COMM Mortgage
Trust 2016-CR28 XA,
0.634%,
02/10/2049 260,916
0.0
1,500,000
(3)
COMM Mortgage Trust
2017-COR2 B, 4.206%,
09/10/2050 1,425,480
0.2
750,000
(1)(3)
COMM Mortgage Trust
2024-CBM A2, 5.867%,
12/10/2041 766,469
0.1
750,000
(1)(3)
COMM Mortgage Trust
2024-CBM B, 6.511%,
12/10/2041 769,815
0.1
500,000
(3)
CSAIL Commercial
Mortgage Trust 2018-
C14 B, 4.877%,
11/15/2051 467,355
0.1
2,000,000
(1)(3)
Fontainebleau Miami
Beach Mortgage Trust
2024-FBLU D, 6.919%,
(TSFR1M + 2.600%),
12/15/2039 2,003,932
0.2
10,032,239  Freddie Mac Multifamily
ML Certificates
US XUS, 1.846%,
07/25/2037 1,238,232
0.1
2,598,000
(1)(8)
GAM RE-REMIC Trust
2022-FRR3 BK89,
0.000%,
01/27/2052 1,994,170
0.2
1,756,000
(1)(8)
GAM RE-REMIC Trust
2022-FRR3 CK47,
0.000%,
05/27/2048 1,732,846
0.2
1,755,000
(1)(8)
GAM RE-REMIC Trust
2022-FRR3 DK47,
0.000%,
05/27/2048 1,726,068
0.2
1,140,000
(1)
GAM RE-REMIC
TRUST 2021-FRR2
CK49, 0.994%,
09/27/2051 1,112,389
0.1
1,817,000
(1)(8)
GAM RE-REMIC
TRUST 2021-FRR2
CK78, 0.000%,
09/27/2051 1,300,514
0.1
966,450
(1)(8)
GAM RE-REMIC
TRUST 2021-FRR2
D730, 0.000%,
09/27/2051 960,654
0.1
Principal
Amount† Value
Percentage
of Net
Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
2,140,000
(1)(8)
GAM RE-REMIC
TRUST 2021-FRR2
DK49, 0.000%,
09/27/2051 $ 2,059,527
0.2
7,722,094
(3)(6)
GS Mortgage Securities
Trust 2014-GC22 XA,
0.496%,
06/10/2047 59,717
0.0
3,000,000
(1)(3)
INTOWN Mortgage
Trust 2025-STAY D,
7.150%, (TSFR1M +
2.850%),
03/15/2042 2,982,847
0.3
36,207,845
(3)(6)
JP Morgan Chase
Commercial Mortgage
Securities Trust 2016-
JP4 XA, 0.562%,
12/15/2049 236,989
0.0
79,423
(3)(6)
JPMBB Commercial
Mortgage Securities
Trust 2015-C28 XA,
1.026%,
10/15/2048 5
0.0
1,500,000
(1)(3)
Life Mortgage Trust
2022-BMR2 A1,
5.614%, (TSFR1M +
1.295%),
05/15/2039 1,455,308
0.2
1,250,000
(1)(3)
MED Commercial
Mortgage Trust 2024-
MOB A, 5.911%,
(TSFR1M + 1.592%),
05/15/2041 1,236,553
0.1
2,000,000
(1)(3)
MF1 LLC 2024-FL14
A, 6.054%, (TSFR1M +
1.737%),
03/19/2039 2,010,500
0.2
1,430,511
(1)(3)
PFP Ltd. 2023-10 A,
6.684%, (TSFR1M +
2.365%),
09/16/2038 1,435,599
0.2
1,140,000
(1)(3)
RFM Reremic Trust
2022-FRR1 AB60,
2.358%,
11/08/2049 1,055,699
0.1
530,000
(1)(8)
RFM Reremic Trust
2022-FRR1 CK60,
0.000%,
11/08/2049 457,016
0.1
1,000,000
(1)(3)
SHR Trust 2024-LXRY
A, 6.269%, (TSFR1M +
1.950%),
10/15/2041 1,001,935
0.1
2,370,000
(1)(3)
SMRT 2022-MINI D,
6.270%, (TSFR1M +
1.950%),
01/15/2039 2,324,282
0.3
1,250,000
(1)(3)
SWCH Commercial
Mortgage Trust 2025-
DATA B, 6.162%,
(TSFR1M + 1.842%),
03/15/2042 1,238,878
0.1
1,011,916  Wells Fargo
Commercial Mortgage
Trust 2015-SG1 A4,
3.789%,
09/15/2048 1,006,366
0.1

PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (Unaudited) (continued)

Voya Intermediate Bond Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
24,377,959
(3)(6)
Wells Fargo
Commercial Mortgage
Trust 2021-C59 XA,
1.499%,
04/15/2054 $ 1,521,071
0.2
Total Commercial
Mortgage-Backed
Securities
(Cost $59,611,360)
61,021,841
6.6
U.S. TREASURY OBLIGATIONS: 4.9%
United States Treasury Bonds: 1.0%
2,348,000
4.500
%,
11/15/2054 2,314,247
0.3
74,000
4.625
%,
02/15/2055 74,509
0.0
6,501,400
4.750
%,
02/15/2045 6,621,270
0.7
9,010,026
1.0
United States Treasury Notes: 3.9%
524,000
3.875
%,
03/31/2027 523,836
0.1
7,885,000
3.875
%,
03/15/2028 7,884,076
0.9
70,000
3.875
%,
08/15/2034 68,244
0.0
4,722,000
4.000
%,
03/31/2030 4,731,776
0.5
4,557,000
4.125
%,
03/31/2032 4,570,173
0.5
188,300
4.375
%,
05/15/2034 190,885
0.0
17,198,500
4.625
%,
02/15/2035 17,769,544
1.9
35,738,534
3.9
Total U.S. Treasury
Obligations
(Cost $44,601,480)
44,748,560
4.9
SOVEREIGN BONDS: 1.5%
BRL
60,932
(9)
Brazil Letras do
Tesouro Nacional LTN,
15.084
%,
01/01/2026 9,602,664
1.0
MXN
116,200  Mexican Udibonos S,
2.750
%,
11/27/2031 4,233,097
0.5
Total Sovereign Bonds
(Cost $13,404,838)
13,835,761
1.5
MUNICIPAL BONDS: 0.2%
California: 0.2%
500,000  California State
University, 6.434%,
11/01/2030 524,254
0.1
185,000  Los Angeles County
Public Works Financing
Authority, 7.488%,
08/01/2033 202,556
0.0
300,000  Los Angeles County
Public Works Financing
Authority, 7.618%,
08/01/2040 352,171
0.1
200,000  Regents of the
University of California
Medical Center Pooled
Revenue H, 6.398%,
05/15/2031 208,771
0.0
Principal
Amount† Value
Percentage
of Net
Assets
MUNICIPAL BONDS: (continued)
California: (continued)
300,000  Regents of the
University of California
Medical Center Pooled
Revenue H, 6.548%,
05/15/2048 $ 325,442
0.0
1,613,194
0.2
Total Municipal Bonds
(Cost $1,485,000)
1,613,194
0.2
Shares RA Value
Percentage
of Net
Assets
MUTUAL FUNDS: 17.6%
Affiliated Investment Companies: 17.6%
7,603,184  Voya VACS Series
EMHCD Fund
77,020,249
8.4
2,712,834  Voya VACS Series HYB
Fund
27,670,907
3.0
5,328,383  Voya VACS Series SC
Fund
56,427,575
6.2
161,118,731
17.6
Total Mutual Funds
(Cost $156,909,039)
161,118,731
17.6
Total Long-Term
Investments
(Cost $937,114,655)
908,379,548
99.2
Principal
Amount † RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS: 2.9%
Repurchase Agreements: 1.0%
189,116
(10)
BNP Paribas
S.A., Repurchase
Agreement dated
03/31/2025, 4.370%,
due 04/01/2025
(Repurchase Amount
$189,139, collateralized
by various U.S.
Government Securities,
0.000%-1.875%, Market
Value plus accrued
interest $192,898, due
07/31/27-02/15/45)
189,116
0.0

PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (Unaudited) (continued)

Voya Intermediate Bond Portfolio
Principal
Amount † RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS: (continued)
Repurchase Agreements (continued)
2,125,627
(10)
Citadel Securities
LLC, Repurchase
Agreement dated
03/31/2025, 4.440%,
due 04/01/2025
(Repurchase
Amount $2,125,886,
collateralized by various
U.S. Government
Securities, 0.000%-
4.625%, Market Value
plus accrued interest
$2,168,407, due
04/15/25-02/15/55)
$ 2,125,627
0.2
1,582,408
(10)
Daiwa Capital
Markets America
Inc., Repurchase
Agreement dated
03/31/2025, 4.370%,
due 04/01/2025
(Repurchase
Amount $1,582,597,
collateralized by various
U.S. Government/U.S.
Government Agency
Obligations, 0.000%-
7.000%, Market Value
plus accrued interest
$1,614,056, due
04/10/25-03/01/55)
1,582,408
0.2
1,171,565
(10)
HSBC Securities (USA)
Inc., Repurchase
Agreement dated
03/31/2025, 4.370%,
due 04/01/2025
(Repurchase
Amount $1,171,705,
collateralized by various
U.S. Government/U.S.
Government Agency
Obligations, 1.470%-
6.500%, Market Value
plus accrued interest
$1,194,996, due
06/01/28-02/01/55)
1,171,565
0.1
Principal
Amount † RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS: (continued)
Repurchase Agreements (continued)
2,200,027
(10)
RBC Dominion
Securities, Inc.,
Repurchase
Agreement dated
03/31/2025, 4.360%,
due 04/01/2025
(Repurchase
Amount $2,200,290,
collateralized by various
U.S. Government/U.S.
Government Agency
Obligations, 0.000%-
7.500%, Market Value
plus accrued interest
$2,244,027, due
04/10/25-12/15/66)
$ 2,200,027
0.3
2,125,627
(10)
State of Wisconsin
Investment Board,
Repurchase
Agreement dated
03/31/2025, 4.470%,
due 04/01/2025
(Repurchase
Amount $2,125,887,
collateralized by various
U.S. Government
Securities, 0.125%-
3.625%, Market Value
plus accrued interest
$2,165,264, due
04/15/26-02/15/53)
2,125,627
0.2
Total Repurchase
Agreements
(Cost $9,394,370)
9,394,370
1.0
Commercial Paper: 1.0%
3,050,000  Enbridge (US) Inc.,
4.660
%,
04/25/2025 3,040,306
0.3
2,800,000
(1)
Enterprise Products,
4.580
%,
04/01/2025 2,799,649
0.3
3,500,000
Fiserv, Inc.,
4.610
%,
04/08/2025 3,496,467
0.4
Total Commercial Paper
(Cost $9,337,446)
9,336,422
1.0

PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (Unaudited) (continued)

Voya Intermediate Bond Portfolio
Shares RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS: (continued)
Mutual Funds: 0.9%
8,041,000
(11)
Morgan Stanley
Institutional Liquidity
Funds - Government
Portfolio (Institutional
Share Class), 4.270%
(Cost $8,041,000) $ 8,041,000 0.9
Total Short-Term
Investments
(Cost $26,772,816)
$ 26,771,792
2.9
Total Investments in
Securities
(Cost $963,887,471) $ 935,151,340 102.1
Liabilities in Excess of
Other Assets
(19,413,606) (2.1)
Net Assets $ 915,737,734 100.0
†
Unless otherwise indicated, principal amount is shown in USD.
(1)
Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualiﬁed institutional buyers.
(2)
Security, or a portion of the security, is on loan.
(3)
Variable rate security. Rate shown is the rate in effect as of March
31, 2025.
(4)
The Federal Housing Finance Agency (“FHFA”) placed the Federal
Home Loan Mortgage Corporation and Federal National Mortgage
Association into conservatorship with FHFA as the conservator.
As such, the FHFA oversees the continuing affairs of these
companies.
(5)
Represents or includes a TBA transaction.
(6)
Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgage loans.
Principal amount shown represents the notional amount on which current interest is calculated. Payments of principal on the pool reduce the value of the interest only security.
(7)
For fair value measurement disclosure purposes, security is
categorized as Level 3, whose value was determined using
significant unobservable inputs.
(8)
Principal only securities represent the right to receive the monthly principal payments on an underlying pool of mortgage loans. No payments of interest on the pool are passed through the principal only security.
(9)
Represents a zero coupon bond. Rate shown reflects the effective yield as of March 31, 2025.
(10)
All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(11)
Rate shown is the 7-day yield as of March 31, 2025.
Currency Abbreviations:
BRL Brazilian Real
EUR EU Euro
MXN Mexican Peso
Reference Rate Abbreviations:
12MTA 12-month Treasury Average
ECOFC Enterprise 11th District COFI Replacement Index
H15T1Y U.S. Treasury 1-Year Constant Maturity
RFUCCT1M FTSE USD IBOR Consumer Cash Fallbacks Term 1Y
RFUCCT6M FTSE USD IBOR Consumer Cash Fallbacks Term 6M
RFUCCT1Y FTSE USD IBOR Consumer Cash Fallbacks Term 1Y
SOFR30A 30-day Secured Overnight Financing Rate
TSFR1M 1-month CME Term Secured Overnight Financing Rate
TSFR3M 3-month CME Term Secured Overnight Financing Rate

PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (Unaudited) (continued)

Voya Intermediate Bond Portfolio
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of March 31, 2025 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant Other
Observable
Inputs
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
March 31, 2025
Asset Table
Investments, at fair value
Corporate Bonds/Notes $ — $ 210,864,224 $ — $ 210,864,224
U.S. Government Agency Obligations — 175,764,641 — 175,764,641
Mutual Funds 161,118,731 — — 161,118,731
Collateralized Mortgage Obligations — 137,063,605 — 137,063,605
Asset-Backed Securities — 102,348,991 — 102,348,991
Commercial Mortgage-Backed Securities — 61,021,841 — 61,021,841
U.S. Treasury Obligations — 44,748,560 — 44,748,560
Sovereign Bonds — 13,835,761 — 13,835,761
Municipal Bonds — 1,613,194 — 1,613,194
Short-Term Investments 8,041,000 18,730,792 — 26,771,792
Total Investments, at fair value $ 169,159,731 $ 765,991,609 $ — $ 935,151,340
Other Financial Instruments+
Centrally Cleared Credit Default Swaps — 624,464 — 624,464
Centrally Cleared Interest Rate Swaps — 124,590 — 124,590
Forward Foreign Currency Contracts — 90,887 — 90,887
Forward Premium Swaptions — 1,933,026 — 1,933,026
Futures 980,690 — — 980,690
Total Assets $ 170,140,421 $ 768,764,576 $ — $ 938,904,997
Liabilities Table
Other Financial Instruments+
Forward Foreign Currency Contracts $ — $ (206,422) $ — $ (206,422)
Forward Premium Swaptions — (483,762) — (483,762)
Futures (1,112,450) — — (1,112,450)
Written Options — (132,224) — (132,224)
Total Liabilities $ (1,112,450) $ (822,408) $ — $ (1,934,858)
+
Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options.
Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument.
OTC swaps and written options are valued at the fair value of the instrument.
Transactions with Affiliates
An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.
The following table provides transactions during the period ended March 31, 2025, where the following issuers were considered an affiliate:
Issuer
Beginning
Fair Value
at 12/31/2024
Purchases
at Cost
Sales
at Cost
Change In
Unrealized
Appreciation/
(Depreciation)
Ending
Fair
Value at
3/31/2025
Investment
Income
Realized
Gains/
(Losses)
Net
Capital
Gain
Distributions
Voya VACS Series EMHCD Fund
$ 75,274,187 $ 1,305,635 $ — $ 440,427 $ 77,020,249 $ 1,305,721 $ — $ —
Voya VACS Series HYB Fund
27,347,830 460,134 — (137,057) 27,670,907 460,157 — —
Voya VACS Series SC Fund
55,841,453 — — 586,122 56,427,575 825,182 — —
$ 158,463,470 $ 1,765,769 $ — $ 889,492 $ 161,118,731 $ 2,591,060 $ — $ —
The financial statements for the above mutual fund[s] can be found at www.sec.gov.

PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (Unaudited) (continued)

Voya Intermediate Bond Portfolio
At March 31, 2025, the following forward foreign currency contracts were outstanding for Voya Intermediate Bond Portfolio:
Currency Purchased Currency Sold Counterparty Settlement Date
Unrealized
Appreciation
(Depreciation)
EUR 16,889 USD 18,531 Barclays Bank PLC 05/16/25 $ (224)
EUR 3,850 USD 4,197 Brown Brothers Harriman & Co. 05/16/25 (23)
USD 1,725,013 MXN 34,452,128 Goldman Sachs International 04/25/25 46,801
USD 1,693,994 MXN 34,158,203 Goldman Sachs International 04/25/25 30,099
USD 917,188 MXN 18,541,885 Goldman Sachs International 04/25/25 13,987
USD 816,865 MXN 16,805,361 Goldman Sachs International 04/25/25 (1,748)
USD 9,789,059 BRL 60,932,000 Goldman Sachs International 01/05/26 (179,131)
MXN 693,172 USD 33,937 Morgan Stanley Capital Services LLC 04/25/25 (172)
MXN 18,203,466 USD 911,841 Standard Chartered Bank 04/25/25 (25,124)
$ (115,535)
At March 31, 2025, the following futures contracts were outstanding for Voya Intermediate Bond Portfolio:
Description
Number
of Contracts
Expiration
Date
Notional
Amount
Unrealized
Appreciation/
(Depreciation)
Long Contracts:
U.S. Treasury 10-Year Note 118 06/18/25 $ 13,123,813 $ 117,334
U.S. Treasury Long Bond 329 06/18/25 38,585,531 300,051
U.S. Treasury Ultra Long Bond 571 06/18/25 69,804,750 563,305
$ 121,514,094 $ 980,690
Short Contracts:
U.S. Treasury 2-Year Note (299) 06/30/25 (61,944,391) (129,638)
U.S. Treasury 5-Year Note (565) 06/30/25 (61,108,281) (587,051)
U.S. Treasury Ultra 10-Year Note (248) 06/18/25 (28,303,000) (395,761)
$ (151,355,672) $ (1,112,450)
At March 31, 2025, the following centrally cleared credit default swaps were outstanding for Voya Intermediate Bond Portfolio:
Centrally Cleared Credit Default Swaps on Credit Indices - Buy Protection
(1)
Reference Entity/Obligation
Buy/Sell
Protection
(Pay)/
Receive
Financing
Rate (%)
(2)
Termination
Date
Notional
Amount
(3)
Fair
Value
(4)
Unrealized
Appreciation/
(Depreciation)
CDX North American High Yield Index Series 42,
Version 1 Buy (5.000) 06/20/29 USD 50,000,000 $ (2,881,547) $ 553,218
CDX North American Investment Grade Index
Series 44, Version 1 Buy (1.000) 06/20/30 USD 45,970,000 (830,089) 71,246
$ (3,711,636) $ 624,464
(1)
If a Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Portfolio will either
i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)
Payments made quarterly.
(3)
The maximum amount of future payments (undiscounted) that a Portfolio as seller of protection could be required to make or receive as a buyer of credit protection under a credit default swap agreement would be an amount equal to the notional amount of the agreement.
(4)
The fair values for credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. Increasing fair values, in absolute terms, when compared to the notional amount of the agreement, represent a deterioration of the referenced obligation’s credit soundness and a greater likelihood or risk of default or other credit event occurring.
At March 31, 2025, the following centrally cleared interest rate swaps were outstanding for Voya Intermediate Bond Portfolio:

PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (Unaudited) (continued)

Voya Intermediate Bond Portfolio
Pay/Receive
Floating Rate Floating Rate Index
Floating
Rate Index
Payment
Frequency
Fixed
Rate
Fixed Rate
Payment
Frequency
Maturity
Date
Notional
Amount
Fair
Value
Unrealized
Appreciation/
(Depreciation)
Receive 1-day Secured Overnight Financing Rate Annual 3.855 % Annual 11/29/44 USD 2,504,000 $ 40,169 $ 40,169
Receive 1-day Secured Overnight Financing Rate Annual 3.837 Annual 08/16/44 USD 4,846,800 84,421 84,421
$ 124,590 $ 124,590
At March 31, 2025, the following OTC written credit default swaptions were outstanding for Voya Intermediate Bond Portfolio:
Description Counterparty Reference Entity
Exercise
Rate (%)
(Pay)/
Receive
Exercise
Rate
Strike
Price
Expiration
Date
Notional
Amount
Premiums
Received
Fair
Value
Put on 5-Year
Credit Default
Swap
JPMorgan Chase
Bank N.A.
CDX North America High
Yield Index Series 43,
Version 1 5.000 Pay 104.500% 04/16/25 USD $ 4,600,000 $ (27,140) $ (18,537)
Put on 5-Year
Credit Default
Swap
Goldman Sachs
International
CDX North America High
Yield Index Series 43,
Version 1 5.000 Pay 104.000% 05/21/25 USD 13,751,000 (105,401) (113,687)
$(132,541) $(132,224)
At March 31, 2025, the following OTC purchased forward premium swaptions were outstanding for Voya Intermediate Bond Portfolio:
Description Counterparty
Exercise
Rate
(1)
Pay/
Receive
Exercise
Rate
Floating Rate
Index
Expiration
Date
Notional
Amount
Premium
receivable/
(payable)
at expiration
(2)
Unrealized
Appreciation/
(Depreciation)
Call on 10-Year
Interest Rate Swap Barclays Bank PLC 2.355% Receive
1-day Secured Overnight
Financing Rate 11/27/34 USD 5,217,000 $ — $ 96,962
Call on 10-Year
Interest Rate Swap
JPMorgan Chase
Bank N.A. 2.375% Receive
1-day Secured Overnight
Financing Rate 08/14/34 USD 12,116,950 (508,912) (109,940)
Call on 30-Year
Interest Rate Swap Barclays Bank PLC 17.500% Receive
1-day Secured Overnight
Financing Rate 06/14/27 USD 12,484,500 (2,184,788) 408,076
Call on 30-Year
Interest Rate Swap Barclays Bank PLC 17.700% Receive
1-day Secured Overnight
Financing Rate 05/28/27 USD 20,904,800 (3,700,150) 654,289
Put on 10-Year
Interest Rate Swap
Morgan Stanley
Capital Services LLC 3.000% Pay 6-month EUR-EURIBOR 12/15/25 EUR 4,890,000 (95,176) (24,763)
Put on 10-Year
Interest Rate Swap UBS AG 3.000% Pay 6-month EUR-EUIRBOR 12/15/25 EUR 3,667,000 (71,372) (18,570)
Put on 20-Year
Interest Rate Swap
Goldman Sachs
International 2.100% Pay 6-month EUR-EURIBOR 02/12/35 EUR 2,472,000 (343,478) 80,798
Put on 20-Year
Interest Rate Swap
Morgan Stanley
Capital Services LLC 2.100% Pay 6-month EUR-EURIBOR 02/12/35 EUR 2,472,000 (342,944) 81,211
Put on 30-Year
Interest Rate Swap Barclays Bank PLC 18.000% Pay
1-day Secured Overnight
Financing Rate 05/25/27 USD 19,473,000 (3,505,140) 556,944
$ (10,751,960) $ 1,725,007
At March 31, 2025, the following OTC written forward premium swaptions were outstanding for Voya Intermediate Bond Portfolio:
Description Counterparty
Exercise
Rate
(1)
Pay/
Receive
Exercise
Rate
Floating Rate
Index
Expiration
Date
Notional
Amount
Premium
receivable/
(payable)
at expiration
(2)
Unrealized
Appreciation/
(Depreciation)
Put on 10-Year
Interest Rate Swap Barclays Bank PLC 5.355% Receive
1-day Secured Overnight
Financing Rate 11/27/34 USD 5,217,000 $ 94,428 $ (130,531)
Put on 10-Year
Interest Rate Swap
JPMorgan Chase
Bank N.A. 5.540% Receive
1-day Secured Overnight
Financing Rate 08/14/34 USD 12,116,950 508,912 (77,792)
Put on 10-Year
Interest Rate Swap
Morgan Stanley
Capital Services LLC 3.500% Receive 6-month EUR-EURIBOR 12/15/25 EUR 4,890,000 39,657 14,761
Put on 10-Year
Interest Rate Swap
Morgan Stanley
Capital Services LLC 3.250% Receive 6-month EUR-EURIBOR 12/15/25 EUR 4,890,000 58,163 16,078
Put on 10-Year
Interest Rate Swap UBS AG 3.500% Receive 6-month EUR-EURIBOR 12/15/25 EUR 3,667,000 34,497 15,754
Put on 10-Year
Interest Rate Swap UBS AG 3.250% Receive 6-month EUR-EURIBOR 12/15/25 EUR 3,667,000 39,651 8,153
Put on 5-Year Interest
Rate Swap
Goldman Sachs
International 3.000% Receive 6-month EUR-EURIBOR 02/12/30 EUR 7,417,000 176,441 (61,083)

PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (Unaudited) (continued)

Voya Intermediate Bond Portfolio
Description Counterparty
Exercise
Rate
(1)
Pay/
Receive
Exercise
Rate
Floating Rate
Index
Expiration
Date
Notional
Amount
Premium
receivable/
(payable)
at expiration
(2)
Unrealized
Appreciation/
(Depreciation)
Put on 5-Year Interest
Rate Swap
Morgan Stanley
Capital Services LLC 3.000% Receive 6-month EUR-EURIBOR 02/12/30 EUR 7,417,000 $ 176,440 $ (61,083)
$ 1,128,189 $ (275,743)
(1)
Forward premium swaption exercise rates represent the premium price on each respective swaption contract. Final exercise rate will be determined at the expiration of each respective swaption contract.
(2)
Forward premium swaptions include premiums receivable/(payable) that have extended settlement dates. Premiums are not exchanged until the expiration date of each respective forward premium swaption contract.
Currency Abbreviations:
BRL
—
Brazilian Real
EUR
—
EU Euro
MXN
—
Mexican Peso
USD
—
United States Dollar
Net unrealized depreciation consisted of:
Gross Unrealized Appreciation $ 14,877,000
Gross Unrealized Depreciation (43,613,131)
Net Unrealized Depreciation $ (28,736,131)